UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

This annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - Investor Class	$124	1.20%

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. A very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2023. High yield bonds, on the other hand, consistently produced gains throughout the period.

  Versus the style-specific ICE BofA 3-Month U.S. Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, relative results in the volatility relative value component of the fund were a leading detractor during the period. Similarly, performance in our systematic trading-oriented strategy style premia allocation also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/23/18	10,000	10,000	10,000
4/30/18	9,970	9,993	10,028
7/31/18	9,940	10,054	10,076
10/31/18	9,700	9,974	10,128
1/31/19	9,786	10,327	10,187
4/30/19	9,962	10,522	10,247
7/31/19	10,127	10,867	10,312
10/31/19	10,096	11,122	10,371
1/31/20	10,379	11,323	10,413
4/30/20	10,358	11,662	10,460
7/31/20	11,018	11,967	10,463
10/31/20	11,242	11,811	10,466
1/31/21	11,675	11,857	10,469
4/30/21	11,764	11,631	10,471
7/31/21	11,786	11,883	10,471
10/31/21	11,775	11,754	10,472
1/31/22	11,265	11,505	10,473
4/30/22	10,970	10,641	10,479
7/31/22	10,755	10,799	10,494
10/31/22	10,744	9,911	10,555
1/31/23	10,981	10,544	10,661
4/30/23	11,050	10,596	10,776
7/31/23	11,131	10,436	10,912
10/31/23	11,236	9,946	11,062
1/31/24	11,528	10,765	11,212
4/30/24	11,896	10,440	11,357
7/31/24	11,896	10,968	11,511
10/31/24	11,933	10,995	11,661

202411-4029887, 202412-3916181

F1112-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (Investor Class)	6.21%	3.40%	2.68%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	10.55	-0.23	1.43
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.42	2.37	2.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$308,290
  Number of Portfolio Holdings1,576
  Investment Advisory Fees Paid (000s)$2,735
  Portfolio Turnover Rate126.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	20.6%
Common Stocks	13.1
Bank Loans	11.7
Government Bonds	11.1
U.S. Treasury Obligations	3.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.1
Asset-Backed Securities	1.5
Convertible Bonds	1.0
Short-Term and Other*	35.3

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.6%
Kroger	1.6
U.S. Treasury Notes	1.5
DS Smith	1.2
Western Digital	1.0
Goodyear Tire & Rubber	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
William Morris Endeavor Entertainment	0.8
Nexstar Media	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Multi-Strategy Total Return Fund

I Class (TMSSX)

This annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - I Class	$108	1.05%

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. A very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2023. High yield bonds, on the other hand, consistently produced gains throughout the period.

  Versus the style-specific ICE BofA 3-Month U.S. Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, relative results in the volatility relative value component of the fund were a leading detractor during the period. Similarly, performance in our systematic trading-oriented strategy style premia allocation also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2/23/18	500,000	500,000	500,000
4/30/18	498,000	499,652	501,424
7/31/18	496,500	502,719	503,823
10/31/18	485,000	498,723	506,381
1/31/19	489,284	516,343	509,356
4/30/19	498,086	526,087	512,364
7/31/19	506,888	543,343	515,603
10/31/19	505,335	556,123	518,559
1/31/20	520,006	566,142	520,641
4/30/20	518,941	583,124	522,975
7/31/20	551,941	598,335	523,154
10/31/20	563,650	590,532	523,311
1/31/21	585,869	592,866	523,464
4/30/21	590,270	581,567	523,554
7/31/21	591,920	594,137	523,572
10/31/21	591,370	587,709	523,600
1/31/22	566,441	575,273	523,649
4/30/22	551,163	532,064	523,951
7/31/22	540,977	539,973	524,708
10/31/22	540,411	495,542	527,728
1/31/23	552,574	527,182	533,048
4/30/23	556,086	529,789	538,818
7/31/23	560,769	521,787	545,607
10/31/23	566,037	497,305	553,081
1/31/24	581,028	538,243	560,580
4/30/24	599,771	522,011	567,872
7/31/24	599,771	548,404	575,532
10/31/24	602,270	549,753	583,042

202411-4029887, 202412-3916181

F1113-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (I Class)	6.40%	3.57%	2.82%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	10.55	-0.23	1.43
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.42	2.37	2.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$308,290
  Number of Portfolio Holdings1,576
  Investment Advisory Fees Paid (000s)$2,735
  Portfolio Turnover Rate126.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	20.6%
Common Stocks	13.1
Bank Loans	11.7
Government Bonds	11.1
U.S. Treasury Obligations	3.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.1
Asset-Backed Securities	1.5
Convertible Bonds	1.0
Short-Term and Other*	35.3

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.6%
Kroger	1.6
U.S. Treasury Notes	1.5
DS Smith	1.2
Western Digital	1.0
Goodyear Tire & Rubber	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
William Morris Endeavor Entertainment	0.8
Nexstar Media	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Strategy Total Return Fund

I Class (TMSSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$74,760	$73,194
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 9.70 $ 9.49 $ 10.70 $ 10.56 $ 9.75
Investment activities
Net investment income
(1)(2)
0.41 0.37 0.15 0.10 0.16
Net realized and unrealized
gain/loss 0.16 0.06 (1.07) 0.40 0.92
Total from investment activities 0.57 0.43 (0.92) 0.50 1.08
Distributions
Net investment income (0.55) (0.14) (0.05) (0.09) (0.25)
Net realized gain — (0.08) (0.24) (0.27) (0.02)
Total distributions (0.55) (0.22) (0.29) (0.36) (0.27)
NET ASSET VALUE
End of period $ 9.72 $ 9.70 $ 9.49 $ 10.70 $ 10.56
Ratios/Supplemental Data
Total return
(2)(3)
6.21% 4.58% (8.75)% 4.74% 11.34%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.41% 1.38% 1.37% 1.32% 1.56%
Net expenses after waivers/
payments by Price Associates 1.20% 1.20% 1.19% 1.04% 1.05%
Net investment income 4.27% 3.87% 1.49% 0.96% 1.55%
Portfolio turnover rate 126.3% 110.3% 133.8% 144.8% 99.5%
Net assets, end of period (in
thousands) $18,761 $25,996 $42,153 $119,258 $120,127
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 9.67 $ 9.55 $ 10.75 $ 10.59 $ 9.76
Investment activities
Net investment income
(1)(2)
0.42 0.38 0.17 0.08 0.17
Net realized and unrealized
gain/loss 0.17 0.06 (1.08) 0.44 0.93
Total from investment activities 0.59 0.44 (0.91) 0.52 1.10
Distributions
Net investment income (0.62) (0.24) (0.05) (0.09) (0.25)
Net realized gain — (0.08) (0.24) (0.27) (0.02)
Total distributions (0.62) (0.32) (0.29) (0.36) (0.27)
NET ASSET VALUE
End of period $ 9.64 $ 9.67 $ 9.55 $ 10.75 $ 10.59
Ratios/Supplemental Data
Total return
(2)(3)
6.40% 4.74% (8.62)% 4.92% 11.54%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.15% 1.17% 1.14% 1.12% 1.50%
Net expenses after waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.01% 0.90%
Net investment income 4.42% 4.04% 1.77% 0.73% 1.70%
Portfolio turnover rate 126.3% 110.3% 133.8% 144.8% 99.5%
Net assets, end of period (in
thousands) $289,529 $276,873 $310,096 $334,438 $8,777
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 284
Republic of Angola, 8.75%, 4/14/32 (USD)  550,000 500
Total Angola (Cost $751) 784
ARGENTINA 0.1%
Common Stocks 0.1%
MercadoLibre (USD) (1) 152 310
Total Argentina (Cost $201) 310
AUSTRALIA 0.2%
Common Stocks 0.0%
Vast Solar, Warrants, 6/29/28 (USD) (1) 25,200 1
1
Government Bonds 0.2%
Commonwealth of Australia, Series 171, 4.25%, 12/21/35  813,000 520
520
Total Australia (Cost $530) 521
AUSTRIA 0.1%
Corporate Bonds 0.1%
Benteler International, 10.50%, 5/15/28 (USD) (2) 295,000 306
306
Government Bonds 0.0%
Republic of Austria, 0.85%, 6/30/2120 (2) 304,000 143
143
Total Austria (Cost $427) 449
BRAZIL 1.3%
Corporate Bonds 0.5%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 226
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  480,000 466
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 283

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  220,000 224
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (2) 200,000 203
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (3) 260,737 248
1,650
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  4,605,000 727
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  5,560,000 852
Republic of Brazil, 4.25%, 1/7/25 (USD)  330,000 330
Republic of Brazil, 6.00%, 10/20/33 (USD)  345,000 343
Republic of Brazil, 6.125%, 3/15/34 (USD)  230,000 228
2,480
Total Brazil (Cost $4,319) 4,130
BULGARIA 0.0%
Government Bonds 0.0%
Republic of Bulgaria, 5.00%, 3/5/37 (USD)  100,000 96
Total Bulgaria (Cost $98) 96
CANADA 0.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (2) 305,000 219
219
Bank Loans 0.5% (4)
Nuvei Technologies, FRN, 1M TSFR + 3.00%, 7.785%,
12/19/30 (USD)  1,484,446 1,481
1,481
Common Stocks 0.1%
Constellation Software, Warrants, 3/31/40 (1)(5) 12 —
Shopify, Class A (USD) (1) 3,793 296
296

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Kardium, Acquisition Date: 5/31/24, Cost $1, 10.00%,
12/31/26 (USD) (1)(5)(6) 700 1
1
Corporate Bonds 0.2%
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 53
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (2)(7) 55,000 57
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (2)(7) 300,000 309
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (2)(5) 200,000 198
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (7) 200,000 210
827
Total Canada (Cost $2,719) 2,824
CHILE 0.7%
Corporate Bonds 0.4%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 490,000 501
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 227
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 290,000 289
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 309
1,326
Government Bonds 0.3%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (2) 390,000,000 415
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD)  480,000 303
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 191
909
Total Chile (Cost $2,276) 2,235
CHINA 0.5%
Common Stocks 0.3%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding, ADR (USD)  3,490 342
Meituan, Class B (HKD) (1) 14,890 352
Midea Group (HKD) (1) 7,400 69

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Silergy (TWD)  8,000 124
887
Convertible Bonds 0.0%
H World Group, 3.00%, 5/1/26 (USD)  135,000 152
152
Corporate Bonds 0.2%
Country Garden Holdings, 3.125%, 10/22/25 (USD) (1)(8) 300,000 30
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(8) 1,515,000 75
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 144
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (1)(8) 200,000 15
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(8) 200,000 8
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  285,000 281
553
Total China (Cost $2,249) 1,592
COLOMBIA 1.0%
Corporate Bonds 0.5%
Aris Mining, 6.875%, 8/9/26 (USD) (2) 315,000 320
Bancolombia, VR, 4.625%, 12/18/29 (USD) (7) 230,000 229
Bancolombia, VR, 8.625%, 12/24/34 (USD) (7) 240,000 250
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 274
Geopark, 5.50%, 1/17/27 (USD)  300,000 283
1,356
Government Bonds 0.5%
Republic of Colombia, 3.25%, 4/22/32 (USD)  370,000 287
Republic of Colombia, 4.125%, 5/15/51 (USD)  505,000 295
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 490
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 295
Republic of Colombia, Series B, 13.25%, 2/9/33  808,400,000 206
1,573
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $37 (USD) (1)(6) † 48
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $30 (USD) (1)(6) † 30
78
Total Colombia (Cost $2,878) 3,007

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
COSTA RICA 0.1%
Government Bonds 0.1%
Republic of Costa Rica, 6.55%, 4/3/34 (USD)  280,000 291
Total Costa Rica (Cost $292) 291
CYPRUS 0.1%
Corporate Bonds 0.1%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD)  230,000 230
Total Cyprus (Cost $231) 230
DOMINICAN REPUBLIC 0.0%
Government Bonds 0.0%
Dominican Republic, 10.75%, 6/1/36 (2) 8,000,000 143
Total Dominican Republic (Cost $134) 143
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  330,000 184
Total Ecuador (Cost $170) 184
EGYPT 0.1%
Government Bonds 0.1%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  350,000 290
Arab Republic of Egypt Treasury Bills, Series 364D,
26.917%, 12/24/24  8,775,000 173
Total Egypt (Cost $468) 463
EL SALVADOR 0.2%
Government Bonds 0.2%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 150,000 4
Republic of El Salvador, 9.25%, 4/17/30 (USD) (9) 410,000 408
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 300,000 298
Total El Salvador (Cost $667) 710

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 0.2%
Bank Loans 0.1% (4)
Altice France, FRN, 1M TSFR + 2.75%, 7.432%, 7/31/25
(USD)  198,485 183
183
Common Stocks 0.0%
Airbus  1,059 162
162
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21,
Cost $7 (1)(5)(6) 8 2
2
Corporate Bonds 0.1%
Altice France Holding, 10.50%, 5/15/27 (USD) (2) 545,000 165
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 126
291
Total France (Cost $862) 638
GERMANY 1.7%
Common Stocks 0.4%
Infineon Technologies  13,881 439
SAP  2,680 626
Springer Nature (1) 10,089 254
1,319
Corporate Bonds 0.4%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 130
Deutsche Bank, 2.625%, 12/16/24 (GBP)  100,000 128
Deutsche Bank, Series 2020, VR, 6.00% (USD) (7)(10) 400,000 392
Mercedes-Benz International Finance, 1.625%, 11/11/24
(GBP)  100,000 129
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (2) 300,000 295
ZF North America Capital, 4.75%, 4/29/25 (USD) (2) 150,000 149
1,223

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,243,787 1,330
KfW, 1.125%, 7/4/25 (GBP)  63,000 79
KfW, 1.375%, 12/9/24 (GBP)  315,000 405
KfW, 2.00%, 5/2/25 (USD)  306,000 302
2,116
Preferred Stocks 0.2%
Sartorius (9) 2,143 555
555
Total Germany (Cost $5,178) 5,213
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 8.75%, 10/1/31 (USD) (2)(9) 590,000 576
Total Ghana (Cost $590) 576
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 3.70%, 10/7/33 (USD) (2) 350,000 290
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 286
Total Guatemala (Cost $588) 576
HONG KONG 0.1%
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD) (7)(10) 250,000 239
Total Hong Kong (Cost $209) 239
HUNGARY 0.5%
Corporate Bonds 0.1%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 250,000 266
266
Government Bonds 0.4%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD) (2) 200,000 204
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 238
Republic of Hungary, 5.50%, 6/16/34 (USD)  290,000 284

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  110,000,000 257
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 252
1,235
Total Hungary (Cost $1,429) 1,501
INDIA 1.0%
Common Stocks 0.2%
ICICI Bank  22,736 349
Kotak Mahindra Bank  17,279 355
704
Corporate Bonds 0.3%
Adani International Container Terminal, 3.00%, 2/16/31
(USD)  257,300 224
GMR Hyderabad International Airport, 4.25%, 10/27/27
(USD)  220,000 211
HDFC Bank, VR, 3.70% (USD) (7)(10) 310,000 296
731
Government Bonds 0.5%
Greenko Solar Mauritius, 5.95%, 7/29/26 (USD)  210,000 209
Republic of India, 6.45%, 10/7/29  12,680,000 149
Republic of India, 7.18%, 8/14/33  31,000,000 376
Republic of India, 7.26%, 8/22/32  65,600,000 802
1,536
Total India (Cost $2,841) 2,971
INDONESIA 0.8%
Common Stocks 0.2%
Bank Central Asia  665,400 434
Bank Rakyat Indonesia Persero  1,010,100 308
742
Corporate Bonds 0.2%
Minejesa Capital, 4.625%, 8/10/30 (USD)  257,880 251
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 292
543
Government Bonds 0.4%
Pertamina Persero, 2.30%, 2/9/31 (USD)  340,000 289

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  2,044,000,000 132
Republic of Indonesia, Series 100, 6.625%, 2/15/34  13,700,000,000 862
1,283
Total Indonesia (Cost $2,543) 2,568
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 139
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 157
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (2) 49,000 48
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 90,000 93
Total Ireland (Cost $437) 437
ITALY 0.1%
Common Stocks 0.1%
PRADA (HKD)  48,400 372
Total Italy (Cost $292) 372
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  340,000 348
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 308
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 205,000 205
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (2) 250,000 249
Total Ivory Coast (Cost $1,069) 1,110
JAMAICA 0.1%
Corporate Bonds 0.1%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 200,000 204
Total Jamaica (Cost $200) 204
JAPAN 0.9%
Common Stocks 0.8%
Asics  28,500 498
Chugai Pharmaceutical  15,100 718
Harmonic Drive Systems  7,300 133
Keyence  1,200 542

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Nintendo  5,100 269
Recruit Holdings  3,700 226
Tokyo Metro (1) 2,200 24
2,410
Government Bonds 0.1%
Government of Japan, Series 83, 2.20%, 6/20/54  78,050,000 515
515
Total Japan (Cost $2,710) 2,925
JERSEY 0.2%
Corporate Bonds 0.2%
Africell Holding, 10.50%, 10/23/29 (USD) (2) 575,000 574
Total Jersey (Cost $575) 574
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  230,000 218
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (2) 200,000 204
Total Jordan (Cost $410) 422
KAZAKHSTAN 0.1%
Corporate Bonds 0.1%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  270,000 230
Total Kazakhstan (Cost $226) 230
KENYA 0.1%
Government Bonds 0.1%
Republic of Kenya, 7.00%, 5/22/27 (USD)  200,000 198
Total Kenya (Cost $189) 198
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Altice Financing, 9.625%, 7/15/27 (USD) (2) 220,000 214
Total Luxembourg (Cost $218) 214

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.2%
Government Bonds 0.2%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  1,475,000 349
Government of Malaysia, Series 0518, 4.921%, 7/6/48  510,000 129
Total Malaysia (Cost $443) 478
MAURITIUS 0.2%
Corporate Bonds 0.2%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 230,000 232
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 312
Total Mauritius (Cost $538) 544
MEXICO 1.4%
Bank Loans 0.1% (4)
Mercury Data CTR BIDCO, FRN, 3M TSFR + 4.75%,
9.762%, 9/5/29 (USD) (5) 484,999 482
482
Corporate Bonds 0.3%
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (7) 310,000 289
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (2)(7) 455,000 469
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (2) 200,000 196
954
Government Bonds 1.0%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%,
8/11/31 (USD) (7) 300,000 274
FIEMEX Energia - Banco Actinver Institucion de Banca
Multiple, 7.25%, 1/31/41 (USD)  290,000 291
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  330,000 276
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 289
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  180,000 119
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 247
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  135,000 127
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 387
United Mexican States, Series M, 7.50%, 5/26/33  24,030,000 1,026
3,036
Total Mexico (Cost $4,616) 4,472

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 600,000 624
Total Montenegro (Cost $610) 624
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  700,000 579
Total Morocco (Cost $559) 579
NETHERLANDS 0.5%
Common Stocks 0.3%
Adyen (1) 368 562
ASML Holding  124 84
BE Semiconductor Industries  2,464 262
908
Corporate Bonds 0.2%
Trivium Packaging Finance, 5.50%, 8/15/26 (USD) (2) 500,000 496
496
Total Netherlands (Cost $1,223) 1,404
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,636,000 654
Government of New Zealand, Series 0554, 5.00%, 5/15/54  178,000 105
Total New Zealand (Cost $939) 759
OMAN 0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 304
Total Oman (Cost $298) 304

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.2%
Government Bonds 0.2%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 251
Republic of Panama, 2.252%, 9/29/32 (USD)  230,000 169
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 216
Total Panama (Cost $672) 636
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  570,000 472
Total Paraguay (Cost $474) 472
PERU 0.2%
Government Bonds 0.2%
Republic of Peru, 6.15%, 8/12/32  1,050,000 272
Republic of Peru, 6.95%, 8/12/31  989,000 272
Total Peru (Cost $471) 544
PHILIPPINES 0.3%
Corporate Bonds 0.1%
AYC Finance, 3.90% (USD) (10) 335,000 222
222
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 610
610
Total Philippines (Cost $962) 832
POLAND 0.3%
Government Bonds 0.3%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,060,000 267
Republic of Poland, Series 1034, 5.00%, 10/25/34  2,300,000 535
Total Poland (Cost $831) 802

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.2%
Corporate Bonds 0.1%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 240,000 277
277
Government Bonds 0.1%
Republic of Romania, 3.00%, 2/14/31 (USD)  250,000 212
Republic of Romania, 5.25%, 11/25/27 (USD)  206,000 205
417
Total Romania (Cost $681) 694
SAUDI ARABIA 0.4%
Corporate Bonds 0.3%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  222,194 223
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 201
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 282
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (7) 200,000 198
904
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(10) 225,000 215
215
Total Saudi Arabia (Cost $1,110) 1,119
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 6.25%, 5/23/33 (USD)  635,000 526
Total Senegal (Cost $548) 526
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  265,000 219
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 310
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,050,000 372
Total Serbia (Cost $952) 901

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.3%
Government Bonds 0.3%
Eskom Holdings, 6.35%, 8/10/28 (USD)  290,000 291
Republic of South Africa, Series 2035, 8.875%, 2/28/35  14,050,000 714
Total South Africa (Cost $999) 1,005
SOUTH KOREA 0.1%
Common Stocks 0.1%
SK Hynix  3,423 448
Total South Korea (Cost $427) 448
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(8) 610,000 378
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (1)(8) 865,000 542
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)(8) 275,000 173
Total Sri Lanka (Cost $867) 1,093
SUPRANATIONAL 0.4%
Government Bonds 0.4%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  16,200,000 190
European Investment Bank, 1.625%, 3/14/25 (USD)  192,000 190
International Bank for Reconstruction & Development,
0.625%, 4/22/25 (USD)  390,000 383
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)  29,000,000 344
International Finance, 6.30%, 11/25/24 (INR)  5,170,000 61
Total Supranational (Cost $1,172) 1,168
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (2)(3) 233,694 223
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 562
Total Suriname (Cost $375) 785

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 0.2%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.48%, 11/16/28
(USD)  583,500 584
Total Sweden (Cost $582) 584
SWITZERLAND 0.3%
Common Stocks 0.3%
Cie Financiere Richemont, Class A  3,530 514
Sonova Holding  1,059 387
Total Switzerland (Cost $874) 901
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  34,000 1,066
Total Taiwan (Cost $571) 1,066
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (2)(9) 310,000 316
Total Tanzania (Cost $309) 316
THAILAND 0.4%
Common Stocks 0.1%
WHA  1,666,300 289
289
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  6,200,000 192
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  26,840,938 770
962
Total Thailand (Cost $1,266) 1,251

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad and Tobago, 4.50%, 6/26/30 (USD)  310,000 291
Total Trinidad and Tobago (Cost $288) 291
TÜRKIYE 0.0%
Corporate Bonds 0.0%
Coca-Cola Icecek, 50.50%, 4/28/25  1,270,000 36
Total Türkiye (Cost $39) 36
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.1%
Alpha Star Holding VIII, 8.375%, 4/12/27 (USD)  200,000 207
207
Government Bonds 0.1%
Government of Abu Dhabi, 3.00%, 9/15/51 (USD)  420,000 283
283
Total United Arab Emirates (Cost $486) 490
UNITED KINGDOM 2.8%
Bank Loans 0.4% (4)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 7.552%,
4/30/29 (EUR)  215,000 234
CD&R Firefly Bidco, FRN, GBP SONIA + 5.75%, 10.70%,
6/21/28  155,000 200
Clear Channel International, 7.50%, 4/1/27 (USD) (5) 415,000 407
Crown Finance U.S., FRN, 1M USD LIBOR + 5.25%,
10/30/31 (USD) (5)(11) 200,000 198
1,039
Common Stocks 1.7%
DS Smith  528,631 3,717
London Stock Exchange Group  6,119 829
Unilever  12,595 768
5,314

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (2) 19,000 16
16
Corporate Bonds 0.7%
KCA Deutag U.K. Finance, 9.875%, 12/1/25 (USD) (2) 800,000 803
Lloyds Bank, 7.625%, 4/22/25  26,000 34
NatWest Markets, 6.625%, 6/22/26  100,000 132
Rolls-Royce, 3.625%, 10/14/25 (USD) (2) 900,000 886
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (2) 310,000 311
2,166
Total United Kingdom (Cost $7,464) 8,535
UNITED STATES 39.4%
Asset-Backed Securities 1.4%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 60,000 62
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 235
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 6.907%, 12/26/31 (2) 193,006 194
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (2) 227,875 227
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (2) 250,000 245
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  12,984 12
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (2) 23,490 24
Elara HGV Timeshare Issuer, Series 2019-A, Class C,
3.45%, 1/25/34 (2) 32,363 31
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (2) 139,549 144
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (2) 85,586 91
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (2) 60,360 68
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 244,375 250
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 77,000 72
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 285,413 252
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 328,350 334

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 8.04%, 5/20/32 (2) 207,368 208
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (2) 20,929 21
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 42,634 42
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 8,957 9
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 308
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 33,264 33
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 305
Santander Bank, Series 2021-1A, Class B, 1.833%,
12/15/31 (2) 7,567 8
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (2) 29,208 29
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32 (2) 30,903 31
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32 (2) 58,910 60
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 231,966 235
SEB Funding, Series 2024-1A, Class A2, 7.386%,
4/30/54 (2) 485,000 494
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (2) 118,964 114
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 190,599 176
4,314
Bank Loans 10.4% (4)
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
1/4/29 (11) 299,250 304
Applied Systems, FRN, 1M TSFR + 3.00%, 7.604%, 2/24/31  399,249 400
Applied Systems, FRN, 3M TSFR + 5.25%, 9.854%, 2/23/32  40,000 41
AppLovin, FRN, 1M TSFR + 2.50%, 7.185%, 8/16/30  100,414 100
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.535%,
12/10/29  300,000 294
Asurion, FRN, 1M TSFR + 4.25%, 9.035%, 8/19/28  328,372 326
Asurion, FRN, 1M TSFR + 5.25%, 10.05%, 1/31/28  101,879 98
Asurion, FRN, 1M TSFR + 5.25%, 10.05%, 1/20/29  400,000 381
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 5/10/27 (11) 400,000 400
Catalent Pharma Solutions, FRN, 1M TSFR + 3.00%,
7.745%, 2/22/28 (5) 1,493,750 1,494

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ChampionX, FRN, 1M TSFR + 2.75%, 7.557%, 6/7/29  1,494,975 1,496
Charter Communications Operating, FRN, 3M TSFR +
1.75%, 2/1/27 (11) 1,000,000 999
Charter Next Generation, FRN, 1M TSFR + 3.00%, 7.685%,
12/1/27  500,000 500
Chromalloy, FRN, 3M TSFR + 3.75%, 8.354%, 3/27/31  473,813 464
CMG Media, FRN, 3M TSFR + 3.50%, 8.204%,
12/17/26 (11) 716,969 653
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.085%, 11/8/27  580,575 582
ConnectWise, FRN, 3M TSFR + 3.50%, 8.365%, 9/29/28  583,500 583
Conservice Midco, FRN, 1M TSFR + 3.50%, 8.185%,
5/13/27  299,250 301
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.304%, 1/18/28  323,354 315
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  435,000 439
Diamond Sports Group, 5.00%, 12/2/24, (5.00% PIK) (3) 23,167 24
Directv Financing, FRN, 1M TSFR + 5.00%, 9.847%, 8/2/27  400,000 400
Edelman Financial Engines Center, FRN, 1M TSFR +
5.25%, 9.935%, 10/6/28  805,000 806
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.285%, 10/9/29  482,763 484
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.865%, 5/21/29  465,000 463
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.365%, 5/21/29  145,000 145
Everi Holdings, FRN, 1M TSFR + 2.50%, 7.30%, 8/3/28  1,000,000 1,001
Fleet U.S. Bidco, FRN, 1M TSFR + 2.75%, 7.578%,
2/21/31 (5) 96,902 97
Frontier Communications Holdings, FRN, 6M TSFR +
3.50%, 8.763%, 7/1/31  1,000,000 1,004
Icon Parent, FRN, 1M USD LIBOR + 3.00%, 9/11/31 (11) 285,000 283
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.847%, 3/2/29  400,000 338
Instructure Holdings, FRN, 3M TSFR + 2.75%, 8.074%,
10/30/28 (5) 997,442 997
IRB Holding, FRN, 1M TSFR + 2.75%, 7.535%, 12/15/27  523,186 523
Jaggaer, FRN, 1M USD LIBOR + 3.25%, 10/7/31 (11) 110,000 110
Jaggaer, FRN, 1M USD LIBOR + 5.25%, 10/7/32 (11) 55,000 55
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/30 (11) 400,000 408
Lions Gate Capital Holdings, FRN, 1M TSFR + 2.25%,
7.035%, 3/24/25  502,856 502
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.435%, 7/30/29 (11) 502,108 499
MH Sub I, FRN, 1M TSFR + 4.25%, 8.935%, 5/3/28  198,908 198
MIC Glen, FRN, 1M TSFR + 3.50%, 8.30%, 7/21/28  192,000 192
MIC Glen, FRN, 1M TSFR + 4.25%, 9.05%, 7/21/28  248,750 250
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.758%,
4/11/29  235,415 217
Nexstar Media, FRN, 1M TSFR + 2.50%, 7.30%, 9/18/26  2,045,174 2,044

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Peloton Interactive, FRN, 1M TSFR + 6.00%, 10.685%,
5/30/29  200,000 202
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%,
8.05%, 3/10/28  579,726 581
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.05%,
9/25/26 (11) 567,091 497
RealPage, FRN, 1M TSFR + 6.50%, 11.30%, 4/23/29  772,602 752
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.354%, 4/4/31 (5) 210,000 208
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.157%,
8/14/26  858,690 857
Select Medical, FRN, 1M TSFR + 3.00%, 7.685%, 3/6/27  177,357 178
Spirit AeroSystems, FRN, 3M TSFR + 4.50%, 9.085%,
1/15/27  993,415 997
Tacala Investment, FRN, 1M TSFR + 3.50%, 8.185%,
1/31/31  485,560 486
TransDigm, FRN, 3M TSFR + 2.75%, 7.354%, 3/22/30  1,492,500 1,495
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.604%,
3/31/28  1,006,914 1,010
Vertiv Group, FRN, 1M TSFR + 2.00%, 6.656%, 3/2/27  1,000,000 999
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 7.905%, 1/30/31  205,691 206
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 7.422%,
1/27/31  197,485 198
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 7.55%, 5/18/25  2,334,145 2,333
32,209
Common Stocks 8.1%
Advanced Micro Devices (1) 6,783 977
Alphabet, Class A  1,244 213
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (1)
(5)(6) 700 20
Amazon.com (1) 5,886 1,097
Apple  5,541 1,252
Bank of America  16,040 671
Battery Future Acquisition, Warrants, 5/26/28 (1) 36,700 1
Bicara Therapeutics (1) 2,206 52
Boeing (1) 1,601 239
Bowhead Specialty Holdings (1) 864 25
BRC, Class A (1)(9) 801 3
Broadcom  2,077 353
Cadence Design Systems (1) 330 91
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)
(5)(6) 144 191
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (1) 36,400 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Carvana (1) 1,617 400
Catalent (1) 3,347 196
Celsius Holdings (1) 4,801 144
ChampionX  22,436 633
Charles Schwab  11,201 793
Ciena (1) 3,300 210
ConocoPhillips  9,162 1,004
Constellation Energy  1,352 356
Copart (1) 4,896 252
Corning  5,623 268
Danaher  1,415 348
Deere  1,384 560
Diamondback Energy  1,866 330
Dollar General  1,831 147
Eli Lilly  2,652 2,201
Exxon Mobil  4,704 549
Freeport-McMoRan  6,512 293
GCT Semiconductor Holding, Warrants, 12/31/28 (1) 24,750 2
General Electric  2,507 431
Helix Acquisition Corp. II (1) 35,386 369
HubSpot (1) 688 382
Intuitive Surgical (1) 303 153
Kenvue  31,549 723
Maplebear (1) 984 43
Meta Platforms, Class A  1,545 877
Microsoft  4,044 1,643
Montana Technologies, Warrants, 3/15/29 (1) 36,900 18
Netflix (1) 365 276
NVIDIA  10,267 1,363
Old Dominion Freight Line  2,003 403
Onyx Acquisition I, Class A, Warrants, 11/30/28 (1) 24,800 —
Oruka Therapeutics PIPE, Acquisition Date: 8/29/24,
Cost $1 (1)(6) 130 3
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 3
Perception Capital IV, Warrants, 11/10/26 (1) 24,850 1
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) — —
Reliance  1,342 384
Repligen (1) 2,990 401
REVOLUTION Medicines, Warrants, 11/14/28 (1) 2,200 —
RH (1) 774 246
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 —

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Standardaero (1) 1,909 55
Starbucks  4,049 396
Structure Therapeutics, ADR (1)(9) 1,282 53
Synopsys (1) 495 254
Tesla (1) 2,533 633
Toll Brothers  2 —
Tradeweb Markets, Class A  4,461 567
TWFG (1) 1,579 51
Uber Technologies (1) 7,677 553
UnitedHealth Group  1,255 708
Vaxcyte (1) 516 55
Volato Group, Warrants, 12/3/28 (1) 36,400 —
24,916
Convertible Bonds 1.0%
BlackLine, Zero Coupon, 3/15/26  300,000 281
Cable One, Zero Coupon, 3/15/26  500,000 458
Galvanize Therapeutics, Acquisition Date: 2/28/24, Cost $1,
2/13/27 (1)(5)(6) 800 1
Match Group Financeco 2, 0.875%, 6/15/26 (2) 600,000 562
Peloton Interactive, Zero Coupon, 2/15/26  300,000 277
Rapid7, 0.25%, 3/15/27  300,000 279
Rivian Automotive, 4.625%, 3/15/29  38,000 33
U.S. Steel, 5.00%, 11/1/26 (9) 239,000 704
Wolfspeed, 1.875%, 12/1/29  660,000 331
2,926
Convertible Preferred Stocks 0.4%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,345 2
Ares Management, Series B, 6.75%, 10/1/27  4,437 239
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(5)(6) 100 2
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $3 (1)(5)(6) 386 3
Boeing, 6.00%, 10/15/27  6,260 336
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(6) 8 11
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)
(5)(6) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)
(5)(6) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)
(5)(6) 1,376 11

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)
(5)(6) 816 71
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24 (1)
(5)(6) 329 29
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 2
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Endeavour Bio Services, Series C, Acquisition Date:
4/22/24, Cost $— (1)(5)(6) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)
(5)(6) 1,889 9
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $— (1)(5)(6) 41 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $53 (1)(5)(6) 2,193 53
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)
(5)(6) 222 13
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 19
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(5)(6) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(5)(6) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $8 (1)(5)(6) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11 (1)(5)(6) 384 33
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $81 (1)(5)(6) 1,032 88
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)
(6) 162 —
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $55 (1)(5)(6) 689 55
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $15 (1)(5)(6) 1,156 11
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)
(6) 1,232 5
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(5)(6) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)
(5)(6) 238 4
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)
(6) 1,822 42

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(5)(6) 69 4
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $— (1)(5)(6) 24 —
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)
(6) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)
(5)(6) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)
(5)(6) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)
(6) 207 1
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $1 (1)(5)(6) 285 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (1)(5)
(6) 88 1
1,077
Corporate Bonds 14.5%
Aethon United BR, 7.50%, 10/1/29 (2) 145,000 146
Alliant Holdings Intermediate, 6.50%, 10/1/31 (2) 635,000 629
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 35,000 35
Ally Financial, VR, 6.848%, 1/3/30 (7) 70,000 73
Alteryx, 8.75%, 3/15/28 (2) 800,000 816
American Airlines, 5.75%, 4/20/29 (2) 150,000 149
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (2)(3) 1,000,000 1,044
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (2)(3) 200,000 209
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28 (7) 80,000 80
At Home Group, 4.875%, 7/15/28 (2) 240,000 98
Boeing, 4.875%, 5/1/25  552,000 550
Boost Newco Borrower, 7.50%, 1/15/31 (2) 200,000 210
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 217
Capital One Financial, VR, 2.636%, 3/3/26 (7) 55,000 55
Capital One Financial, VR, 6.312%, 6/8/29 (7) 95,000 99
Capital One Financial, VR, 6.377%, 6/8/34 (7) 95,000 100
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2) 800,000 858
Carpenter Technology, 7.625%, 3/15/30  255,000 263
Carrier Global, 2.242%, 2/15/25  50,000 50
CEC Entertainment, 6.75%, 5/1/26 (2) 110,000 109
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Centene, 3.00%, 10/15/30  107,000 93
Centene, 4.625%, 12/15/29  79,000 75
Charter Communications Operating, 4.908%, 7/23/25  13,000 13
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (2)(3) 345,000 356
CHS, 10.875%, 1/15/32 (2) 230,000 247
Cloud Software Group, 8.25%, 6/30/32 (2) 737,000 757
Comstock Resources, 6.75%, 3/1/29 (2) 299,000 286
Constellation Energy Generation, 3.25%, 6/1/25  54,000 53
Crescent Energy Finance, 7.375%, 1/15/33 (2) 195,000 189
CVS Health, 2.70%, 8/21/40  212,000 141
Diamond Sports Group, 5.375%, 8/15/26 (1)(2)(8) 345,000 2
DISH DBS, 5.25%, 12/1/26 (2) 588,000 543
DISH DBS, 5.75%, 12/1/28 (2) 20,000 17
DISH DBS, 7.75%, 7/1/26  210,000 177
DISH Network, 11.75%, 11/15/27 (2) 460,000 484
Everi Holdings, 5.00%, 7/15/29 (2) 600,000 595
Ferrellgas, 5.375%, 4/1/26 (2) 500,000 496
Fifth Third Bancorp, 2.375%, 1/28/25  53,000 53
Ford Motor Credit, 2.30%, 2/10/25  200,000 198
Frontier Communications Holdings, 6.00%, 1/15/30 (2) 400,000 391
General Motors Financial, 6.05%, 10/10/25  49,000 50
Global Net Lease, 3.75%, 12/15/27 (2) 610,000 558
Goodyear Tire & Rubber, 9.50%, 5/31/25  2,563,000 2,566
GPD, 10.125%, 4/1/26 (2)(9) 450,000 427
Gray Television, 10.50%, 7/15/29 (2) 380,000 393
HCA, 5.375%, 2/1/25  52,000 52
Hyundai Capital America, 5.50%, 3/30/26 (2) 70,000 71
Icahn Enterprises, 9.00%, 6/15/30  425,000 410
Jane Street Group, 7.125%, 4/30/31 (2) 350,000 363
Kilroy Realty, 3.45%, 12/15/24  54,000 54
Kroger, 4.70%, 8/15/26  5,010,000 5,026
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2) 335,000 314
Level 3 Financing, 10.75%, 12/15/30 (2) 56,305 63
Level 3 Financing, 11.00%, 11/15/29 (2) 23,655 27
Live Nation Entertainment, 4.875%, 11/1/24 (2) 2,400,000 2,400
Mallinckrodt International Finance, 14.75%, 11/14/28 (2) 300,000 327
Michael Kors USA, 4.25%, 11/1/24 (2) 400,000 399
MPT Operating Partnership, 2.50%, 3/24/26 (GBP) (9) 405,000 462
Navient, 6.75%, 6/25/25  11,000 11
NCL, 5.875%, 3/15/26 (2) 300,000 299
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 565,000 525
Nexstar Media, 5.625%, 7/15/27 (2) 200,000 196

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NGL Energy Operating, 8.125%, 2/15/29 (2) 109,000 110
OneMain Finance, 7.125%, 11/15/31  355,000 358
Ovintiv, 5.65%, 5/15/25  51,000 51
PennyMac Financial Services, 5.375%, 10/15/25 (2) 1,500,000 1,494
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (2) 1,375,000 1,378
Santander Holdings USA, VR, 6.124%, 5/31/27 (7) 150,000 152
Select Medical, 6.25%, 8/15/26 (2) 800,000 802
Service Properties Trust, 5.25%, 2/15/26  400,000 390
Shutterfly Finance, 9.75%, 10/1/27 (2) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (2) 53,000 52
Southern, VR, 1.875%, 9/15/81 (EUR) (7) 230,000 232
Sprint, 7.625%, 2/15/25  260,000 260
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29 (2) 168,000 159
TEGNA, 4.75%, 3/15/26 (2) 1,000,000 989
Tenet Healthcare, 6.25%, 2/1/27  2,400,000 2,400
Townsquare Media, 6.875%, 2/1/26 (2)(9) 105,000 104
Transocean, 8.75%, 2/15/30 (2) 620,500 642
Triton Water Holdings, 6.25%, 4/1/29 (2) 400,000 395
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  36,577 36
United Airlines, 4.375%, 4/15/26 (2) 375,000 368
United Airlines Holdings, 4.875%, 1/15/25  28,000 28
United Rentals North America, 6.00%, 12/15/29 (2) 1,000,000 1,015
United Wholesale Mortgage, 5.50%, 11/15/25 (2) 300,000 299
Venture Global LNG, VR, 9.00% (2)(7)(10) 515,000 515
Vistra, VR, 7.00% (2)(7)(10) 82,000 82
Walgreens Boots Alliance, 3.80%, 11/18/24  2,153,000 2,151
Western Digital, 4.75%, 2/15/26  3,100,000 3,050
Western Midstream Operating, 3.10%, 2/1/25  54,000 54
Williams Scotsman, 6.125%, 6/15/25 (2) 1,000,000 999
44,703
Municipal Securities 0.5%
Colorado HFA, Covenant Living Community, Series B,
4.48%, 12/1/40  250,000 209
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (2) 365,000 373
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 732,963 472
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(13) 45,000 23

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(13) 370,000 191
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  275,000 234
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  100,000 96
Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/47  500,000 47
1,649
Non-U.S. Government Mortgage-Backed Securities 0.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.068%, 4/15/34 (2) 75,000 68
Bayview Financing Trust, Series 2024-2F, Class A,
CMO, ARM, Acquisition Date: 8/29/24, Cost $97, 8.10%,
9/25/29 (5)(6) 96,774 97
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.768%, 11/15/34 (2) 130,000 1
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 6.468%, 8/15/38 (2) 42,647 34
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.848%, 6/15/36 (2) 160,000 147
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
D, ARM, 1M TSFR + 2.047%, 6.851%, 12/15/37 (2) 200,000 200
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
E, ARM, 1M TSFR + 2.447%, 7.251%, 12/15/37 (2) 100,000 100
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 42
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 21
Connecticut Avenue Securities Trust, Series 2022-R06,
Class 1M1, CMO, ARM, SOFR30A + 2.75%, 7.607%,
5/25/42 (2) 42,306 43
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (2) 275,000 200
HILT Commercial Mortgage Trust, Series 2024-ORL, Class
C, ARM, 1M TSFR + 2.44%, 7.244%, 5/15/37 (2) 240,000 240
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 95
Progress Residential, Series 2021-SFR1, Class F, 2.757%,
4/17/38 (2) 295,000 283
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.157%,
2/25/42 (2) 58,900 59
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM,
2.577%, 2/25/57 (2) 134,153 122
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 8.043%, 6/15/39 (2) 100,000 100

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 135
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 170,899 156
2,143
Preferred Stocks 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $295 (1)(5)(6) 300 289
289
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51 - 6/15/52  7 3 3 ,763 96
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  2,46 3,255 324
2.50%, 8/25/49 - 10/25/50  15 7,665 25
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  49 7,559 60
2.50%, 8/20/49 - 11/20/51  1,69 0,275 239
744
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 2.1%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,444,183 1,424
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  432,130 419
U.S. Treasury Notes, 1.00%, 12/15/24  430,000 428
U.S. Treasury Notes, 1.375%, 1/31/25  1,170,000 1,161
U.S. Treasury Notes, 1.50%, 11/30/24  470,000 469
U.S. Treasury Notes, 3.875%, 3/31/25  1,210,000 1,207
U.S. Treasury Notes, 4.625%, 2/28/25  1,300,000 1,300
6,408
Total United States (Cost $116,078) 121,378
URUGUAY 0.0%
Government Bonds 0.0%
Republic of Uruguay, 8.25%, 5/21/31  5,850,000 134
Total Uruguay (Cost $139) 134

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.2%
Government Bonds 0.2%
Jscb Agrobank, 9.25%, 10/2/29 (USD) (2) 250,000 255
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 200,000 201
Republic of Uzbekistan, 3.70%, 11/25/30 (USD) (9) 300,000 253
Total Uzbekistan (Cost $721) 709
SHORT-TERM INVESTMENTS 33.6%
Money Market Funds 30.0%
T. Rowe Price Government Reserve Fund, 4.86% (14)(15) 92,445,789 92,446
92,446
U.S. Treasury Obligations 3.6%
U.S. Treasury Bills, 4.317%, 4/17/25  1,610,000 1,578
U.S. Treasury Bills, 4.318%, 4/3/25  1,000,000 981
U.S. Treasury Bills, 4.421%, 5/1/25  1,000,000 978
U.S. Treasury Bills, 4.423%, 3/20/25  1,000,000 983
U.S. Treasury Bills, 4.929%, 2/13/25  1,000,000 987
U.S. Treasury Bills, 4.932%, 12/12/24  2,750,000 2,736
U.S. Treasury Bills, 5.07%, 1/23/25  1,000,000 990
U.S. Treasury Bills, 5.252%, 12/26/24  1,000,000 993
U.S. Treasury Bills, 5.279%, 11/29/24  1,000,000 996
11,222
Total Short-Term Investments (Cost $103,665) 103,668
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.86% (14)(15) 1,140,569 1,141
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,141

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.86% (14)(15) 1,849,361 1,849
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,849
Total Securities Lending Collateral (Cost $2,990) 2,990
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR,
Call, 1/8/25 @
USD1.05 (1) 1 789 2
Barclays Bank
10 Year Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/26/25 @
4.00%* (1) 1 3,864 56
Barclays Bank
30 Year Interest
Rate Swap,
3/19/55 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/17/25 @
4.00%* (1) 1 6,075 128

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S42,
5 Year Index,
6/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
11/20/24 @
0.55%* (1) 1 8,000 4
Citibank
10 Year Interest
Rate Swap,
12/2/34 Pay
Fixed 3.89%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
11/27/24 @
3.89%* (1) 1 28,406 222
Citibank
10 Year Interest
Rate Swap,
3/17/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/13/25 @
4.00%* (1) 1 2,560 35

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
4.90% (SOFR)
Annually,
12/8/25 @
2.25%* (1) 1 2,500 8
Citibank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S42,
5 Year Index,
6/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
11/20/24 @
0.60%* (1) 1 6,400 2
Citibank
USD / SAR,
Call, 10/13/25
@ SAR3.77 (1) 1 730 3
Goldman Sachs
10 Year Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/26/25 @
4.00%* (1) 1 2,580 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
4.90% (SOFR)
Annually,
12/8/25 @
2.00%* (1) 1 2,500 6
Goldman Sachs
Mosaic, Call,
1/17/25 @
$29.75 (1) 181 484 18
Goldman Sachs
Nutrien, Call,
1/17/25 @
$52.50 (1) 230 1,097 26
Morgan Stanley
10 Year Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/26/25 @
4.00%* (1) 1 3,220 46
Morgan Stanley
10 Year Interest
Rate Swap,
4/11/35 Pay
Fixed 3.57%
Annually,
Receive
Variable
4.90% (SOFR)
Annually, 4/9/25
@ 3.57%* (1) 1 1,950 61

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest
Rate Swap,
3/17/55 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
3/13/25 @
4.00%* (1) 1 2,560 53
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
4.90% (SOFR)
Annually,
12/8/25 @
2.00%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
4.90% (SOFR)
Annually,
12/8/25 @
2.25%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
5/2/30 Pay
Fixed 4.30%
Annually,
Receive
Variable
4.90% (SOFR)
Annually,
4/30/25 @
4.30%* (1) 1 17,000 91

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually,
Pay Variable
4.90% (SOFR)
Annually, 5/4/26
@ 3.00%* (1) 1 2,550 29
Morgan Stanley
Albertsons,
Class A, Call,
1/17/25 @
$21.00 (1) 112 203 9
Morgan Stanley
Albertsons,
Class A, Call,
4/17/25 @
$21.00 (1) 91 165 14
Morgan Stanley
Credit
Default Swap
Protection
Sold (Relevant
Credit:
Markit iTraxx
Crossover-S42,
5 Year Index,
12/20/29),
Receive 1.00%
Quarterly, Pay
upon credit
default, 3/19/25
@ 0.50%*
(EUR) (1) 2 13,000 6
Morgan Stanley
EQT, Call,
1/17/25 @
$43.00 (1) 237 866 14
Morgan Stanley
iShares Russell
2000 ETF, Call,
3/21/25 @
$225.00 (1) 4 87 4
Morgan Stanley
Range
Resources,
Call, 1/17/25 @
$35.00 (1) 379 1,138 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Technology
Select Sector
SPDR Fund,
Call, 3/21/25 @
$230.00 (1) 2 44 2
RBC Dominion Securities
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.HY-S42,
5 Year Index,
6/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
11/20/24 @
1.05%* (1) 1 3,200 4
UBS Investment Bank
Cleveland-
Cliffs, Call,
1/17/25 @
$17.00 (1) 934 1,212 39
UBS Investment Bank
S&P 500 Index,
Put, 12/20/24 @
$5,000.00 (1) 14 7,988 35
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
3/21/25 @
$91.00 (1) 6 32 3
Wells Fargo
S&P 500 Index,
Put, 11/15/24 @
$5,735.00 (1) 1 571 10
Total Options Purchased (Cost $813) 988
Total Investments in Securities
98.1% of Net Assets
(Cost $295,028) $ 302,463

T. ROWE PRICE Multi-Strategy Total Return Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $44,416 and represents 14.4% of net assets.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,187 and represents 0.4% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) See Note 4. All or a portion of this security is on loan at October 31, 2024.
(10) Perpetual security with no stated maturity date.
(11) All or a portion of this loan is unsettled as of October 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1M ZAR JIBOR One month ZAR JIBOR (Johannesburg Interbank average rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
PTT Pass-Through Trust
RON New Romanian Leu
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.4)%
OTC Options Written (0.4)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR, Put, 1/8/25 @
USD1.10 1 789 (7)
Barclays Bank
Credit Default Swap
Protection Bought
(Relevant Credit:  Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 11/20/24 @
0.70%* 1 8,000 (1)
Citibank
Credit Default Swap
Protection Bought
(Relevant Credit:  Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 11/20/24 @
0.75%* 1 6,400 (1)
Citibank
Credit Default Swap
Protection Bought
(Relevant Credit:  Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
11/20/24 @ 0.65%* 1 2,630 (1)
Goldman Sachs
Credit Default Swap
Protection Sold (Relevant
Credit:  Markit CDX.
NA.IG-S43, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon
credit default, 11/20/24 @
0.50%* 3 4,605 (1)
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
11/15/24 @ $79.00 930 7,378 (53)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,750.00 81 46,214 (1,181)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 278 2,205 (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 278 2,205 (28)
UBS Investment Bank
S&P 500 Index, Put,
12/20/24 @ $5,600.00 5 2,853 (50)
Total Options Written (Premiums $(984)) $ (1,334)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 167 27 40 (13)
Total United States 40 (13)
Total Bilateral Credit Default Swaps, Protection
Bought 40 (13)
Credit Default Swaps, Protection Sold (0.0)%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 22 23 (1)
Total Luxembourg 23 (1)
Mexico (0.0)%
Morgan Stanley, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) * 473 (47) (83) 36
Total Mexico (83) 36
United States (0.0)%
Goldman Sachs, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 395 (49) (48) (1)
Morgan Stanley, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 583 (72) (70) (2)
Total United States (118) (3)
Total Bilateral Credit Default Swaps, Protection
Sold (178) 32

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Total Return Swaps (0.1)%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.908% (1M
ADBB + (0.40)%) Monthly, 1/20/26 712 (26) — (26)
Citibank, Pay Underlying Reference:
Fortescue Monthly, Receive Variable
3.908% (1M ADBB + (0.40)%) Monthly,
1/20/26 670 3 — 3
Citibank, Pay Underlying Reference:
Insurance Australia Group Monthly,
Receive Variable 3.908% (1M ADBB +
(0.40)%) Monthly, 1/20/26 919 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 3.911% (1M ADBB +
(0.40)%) Monthly, 1/20/26 379 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: ANZ Group Holdings
Monthly, Pay Variable 4.853% (1M
ADBB + 0.55%) Monthly, 1/20/26 610 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: ASX Monthly, Pay Variable
4.853% (1M ADBB + 0.55%) Monthly,
1/20/26 764 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: ASX Monthly, Pay Variable
4.861% (1M ADBB + 0.55%) Monthly,
1/20/26 304 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Rio Tinto Monthly, Pay
Variable 4.853% (1M ADBB + 0.55%)
Monthly, 1/20/26 977 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Woodside Energy Group
Monthly, Pay Variable 4.853% (1M
ADBB + 0.55%) Monthly, 1/20/26 913 (26) — (26)
UBS Investment Bank, Receive
Underlying Reference: Goodman
Monthly, Pay Variable 4.708% (1M
ADBB + 0.40%) Monthly, 1/20/26 432 (2) — (2)
Total Australia — (93)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Austria 0.0%
JPMorgan Chase, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable 3.617% (EUR ESTR + 0.35%)
Monthly, 1/20/26 384 8 — 8
Total Austria — 8
Belgium 0.0%
JPMorgan Chase, Receive Underlying
Reference: UCB Monthly, Pay Variable
3.617% (EUR ESTR + 0.35%) Monthly,
1/20/26 260 5 — 5
Total Belgium — 5
Bermuda (0.0)%
Bank of America, Receive Underlying
Reference: James River Group Holdings
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 78 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Pay Variable 5.136%
(SOFR + 0.30%) Monthly, 1/20/26 331 13 — 13
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 394 (18) — (18)
Total Bermuda — (10)
Brazil (0.0)%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 5.184% (SOFR + 0.35%)
Monthly, 1/21/26 143 (3) — (3)
Total Brazil — (3)
Canada (0.1)%
Bank of America, Pay Underlying
Reference: TMX Group Monthly, Receive
Variable 3.956% (CORRA + (0.10)%)
Monthly, 1/19/26 589 (2) — (2)
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 4.556% (CORRA + 0.50%)
Monthly, 1/19/26 727 41 — 41

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 3.756% (CORRA +
(0.30)%) Monthly, 1/19/26 286 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 3.756% (CORRA + (0.30)%)
Monthly, 1/19/26 553 (39) — (39)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Monthly,
Receive Variable 3.756% (CORRA +
(0.30)%) Monthly, 1/19/26 937 7 — 7
Goldman Sachs, Receive Underlying
Reference: BRP Monthly, Pay Variable
4.356% (CORRA + 0.30%) Monthly,
1/19/26 270 (23) — (23)
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
4.356% (CORRA + 0.30%) Monthly,
1/19/26 533 (34) — (34)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 4.356% (CORRA + 0.30%)
Monthly, 1/19/26 1,068 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 3.656% (CORRA +
(0.40)%) Monthly, 1/19/26 1,010 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 3.656% (CORRA +
(0.40)%) Monthly, 1/19/26 127 — — —
Morgan Stanley, Pay Underlying
Reference: Manulife Financial Monthly,
Receive Variable 3.656% (CORRA +
(0.40)%) Monthly, 1/19/26 636 13 — 13
Morgan Stanley, Receive Underlying
Reference: Cameco Monthly, Pay
Variable 4.606% (CORRA + 0.55%)
Monthly, 1/19/26 479 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
4.606% (CORRA + 0.55%) Monthly,
1/19/26 796 (54) — (54)
Morgan Stanley, Receive Underlying
Reference: First Quantum Minerals
Monthly, Pay Variable 4.606% (CORRA
+ 0.55%) Monthly, 1/19/26 351 7 — 7
Morgan Stanley, Receive Underlying
Reference: Nuvei Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 1,133 4 — 4
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly,
Pay Variable 4.606% (CORRA + 0.55%)
Monthly, 1/19/26 827 (15) — (15)
Total Canada — (138)
Cayman Islands (0.0)%
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 133 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 206 13 — 13
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 41 5 — 5
Total Cayman Islands — (1)
China (0.1)%
UBS Investment Bank, Receive
Underlying Reference: Jiangsu Hengli
Hydraulic, Class A Monthly, Pay Variable
3.081% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 2,597 (93) — (93)
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
3.081% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,834 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Shanghai United
Imaging Healthcare, Class A Monthly,
Pay Variable 2.992% (1M CNH HIBOR +
0.75%) Monthly, 1/21/26 549 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Shanghai United
Imaging Healthcare, Class A Monthly,
Pay Variable 3.081% (1M CNH HIBOR +
0.75%) Monthly, 1/21/26 1,568 (28) —
(28)
UBS Investment Bank, Receive
Underlying Reference: Shenzhen
Mindray Bio-Medical Electronics, Class A
Monthly, Pay Variable 2.992% (1M CNH
HIBOR + 0.75%) Monthly, 1/21/26 529 — — —
UBS Investment Bank, Receive
Underlying Reference: Shenzhen
Mindray Bio-Medical Electronics, Class A
Monthly, Pay Variable 3.081% (1M CNH
HIBOR + 0.75%) Monthly, 1/21/26 1,562 (40) — (40)
Total China — (170)
Curacao 0.0%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 123 (9) — (9)
JPMorgan Chase, Pay Underlying
Reference: Schlumberger Monthly,
Receive Variable 4.586% (SOFR +
(0.25)%) Monthly, 1/20/26 708 49 — 49
Total Curacao — 40
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 5.185%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark (0.0)%
Bank of America, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 3.503% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 1,685 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: DSV Monthly, Pay Variable
3.503% (1M DKK CIBOR + 0.35%)
Monthly, 1/20/26 3,613 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 3.503% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/26 1,492 (11) — (11)
Total Denmark — (31)
Finland (0.0)%
Citibank, Pay Underlying Reference:
Stora Enso, Class R Monthly, Receive
Variable 3.015% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 224 34 — 34
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 3.617% (EUR ESTR +
0.35%) Monthly, 1/20/26 1,119 (37) — (37)
Total Finland — (3)
France (0.0)%
Bank of America, Pay Underlying
Reference: EssilorLuxottica Monthly,
Receive Variable 2.917% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 537 3 — 3
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay
Variable 3.617% (EUR ESTR + 0.35%)
Monthly, 1/17/26 290 (1) — (1)
Citibank, Pay Underlying Reference:
Engie Monthly, Receive Variable 3.015%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 233 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
3.667% (EUR ESTR + 0.40%) Monthly,
1/17/26 753 (31) — (31)
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly,
Pay Variable 3.667% (EUR ESTR +
0.40%) Monthly, 1/20/26 215 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
3.667% (EUR ESTR + 0.40%) Monthly,
1/20/26 225 (9) — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 3.617%
(EUR ESTR + 0.35%) Monthly, 1/20/26 141 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 2.917% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 1,307 23 — 23
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 2.917% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 317 — — —
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 2.917% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 380 16 — 16
Total France — (14)
Germany (0.0)%
Citibank, Pay Underlying Reference:
Fresenius SE & Co KGaA Monthly,
Receive Variable 3.015% (EUR ESTR +
(0.30)%) Monthly, 1/20/26 1,678 17 — 17
Citibank, Receive Underlying Reference:
Zalando Monthly, Pay Variable 3.715%
(EUR ESTR + 0.40%) Monthly, 1/20/26 758 (43) — (43)
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
3.667% (EUR ESTR + 0.40%) Monthly,
1/20/26 519 (49) — (49)
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
3.667% (EUR ESTR + 0.40%) Monthly,
1/20/26 567 (25) — (25)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 3.667% (EUR ESTR +
0.40%) Monthly, 1/20/26 1,496 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 3.667% (EUR
ESTR + 0.40%) Monthly, 1/20/26 473 (41) — (41)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Fresenius SE & Co KGaA
Monthly, Receive Variable 2.917% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 123 1 — 1
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
3.617% (EUR ESTR + 0.35%) Monthly,
1/20/26 222 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 3.617% (EUR ESTR +
0.35%) Monthly, 1/20/26 270 (25) — (25)
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 3.617% (EUR
ESTR + 0.35%) Monthly, 1/20/26 325 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable 2.917% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 796 66 — 66
Morgan Stanley, Pay Underlying
Reference: Delivery Hero Monthly,
Receive Variable 2.917% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 406 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 2.917% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 310 10 — 10
Morgan Stanley, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft
Monthly, Pay Variable 3.617% (EUR
ESTR + 0.35%) Monthly, 1/20/26 511 (45) — (45)
Morgan Stanley, Receive Underlying
Reference: Puma Monthly, Pay Variable
3.617% (EUR ESTR + 0.35%) Monthly,
1/20/26 432 48 — 48
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
3.617% (EUR ESTR + 0.35%) Monthly,
1/20/26 768 18 — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 2.915% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 539 31 — 31
Total Germany — (98)
Indonesia (0.0)%
Bank of America, Receive Underlying
Reference: Bank Central Asia Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 272 (5) — (5)
Total Indonesia — (5)
Ireland (0.0)%
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 456 4 — 4
Morgan Stanley, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 460 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 665 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 1,313 (70) — (70)
Total Ireland — (111)
Italy (0.0)%
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
3.667% (EUR ESTR + 0.40%) Monthly,
1/17/26 367 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly,
Pay Variable 3.667% (EUR ESTR +
0.40%) Monthly, 1/17/26 593 — — —
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 3.617% (EUR
ESTR + 0.35%) Monthly, 1/20/26 865 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Amplifon Monthly, Receive
Variable 2.917% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 196 10 — 10
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 3.617% (EUR ESTR + 0.35%)
Monthly, 1/20/26 613 6 — 6
Total Italy — (20)
Japan (0.1)%
Citibank, Pay Underlying Reference:
SCREEN Holdings Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 15,420 1 — 1
Citibank, Receive Underlying Reference:
Sanrio Monthly, Pay Variable 0.607%
(JPY TONA + 0.38%) Monthly, 1/20/26 27,958 (2) — (2)
Citigroup Global Markets, Pay
Underlying Reference: SCREEN
Holdings Monthly, Receive Variable
(0.193)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 7,196 1 — 1
Citigroup Global Markets, Pay
Underlying Reference: Suzuki Motor
Monthly, Receive Variable (0.193)%
(JPY TONA + (0.42)%) Monthly, 1/17/26 37,241 3 — 3
Citigroup Global Markets, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 0.607% (JPY TONA +
0.38%) Monthly, 1/20/26 19,486 (1) — (1)
Citigroup Global Markets, Receive
Underlying Reference: Sumitomo Mitsui
Trust Group Monthly, Pay Variable
0.607% (JPY TONA + 0.38%) Monthly,
1/20/26 82,595 5 — 5
Morgan Stanley, Pay Underlying
Reference: Advantest Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 44,336 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Aisin Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 121,714 (18) — (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Eisai Monthly, Receive
Variable (0.192)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 72,505 3 — 3
Morgan Stanley, Pay Underlying
Reference: Fast Retailing Monthly,
Receive Variable (0.261)% (JPY TONA +
(0.675)%) Monthly, 1/20/26 42,816 21 — 21
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 39,139 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 96,413 19 — 19
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 47,737 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 137,544 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Kao Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 87,734 15 — 15
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 44,350 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 79,529 23 — 23
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 131,963 11 — 11
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 56,351 (24) — (24)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 47,124 30 — 30
Morgan Stanley, Pay Underlying
Reference: Pan Pacific International
Holdings Monthly, Receive Variable
(0.193)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 39,658 4 — 4
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable (0.292)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 131,576 (59) — (59)
Morgan Stanley, Pay Underlying
Reference: Shiseido Monthly, Receive
Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 119,795 70 — 70
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable
(0.193)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 56,941 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Realty &
Development Monthly, Receive Variable
(0.193)% (JPY TONA + (0.42)%)
Monthly, 1/20/26 64,778 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Tokyo Electron Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 40,155 31 — 31
Morgan Stanley, Pay Underlying
Reference: Tokyo Electron Monthly,
Receive Variable (0.192)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 22,798 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.193)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 51,843 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.757% (JPY TONA + 0.53%) Monthly,
1/20/26 55,282 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 38,134 10 — 10
Morgan Stanley, Receive Underlying
Reference: Bridgestone Monthly, Pay
Variable 0.758% (JPY TONA + 0.53%)
Monthly, 1/20/26 38,827 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Calbee Monthly, Pay Variable
0.757% (JPY TONA + 0.53%) Monthly,
1/20/26 40,154 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 117,074 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 40,523 2 — 2
Morgan Stanley, Receive Underlying
Reference: Hitachi Monthly, Pay Variable
0.758% (JPY TONA + 0.53%) Monthly,
1/20/26 38,075 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 107,352 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: Kusuri no Aoki Holdings
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 42,638 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 59,220 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 98,577 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 0.757% (JPY TONA + 0.53%)
Monthly, 1/20/26 38,131 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 109,607 14 — 14
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay
Variable 0.757% (JPY TONA + 0.53%)
Monthly, 1/20/26 79,580 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Open House Group Monthly,
Pay Variable 0.758% (JPY TONA +
0.53%) Monthly, 1/20/26 50,699 5 — 5
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 116,124 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 58,848 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Resona Holdings Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 35,129 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Resona Holdings Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 14,742 — — —
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.757% (JPY TONA + 0.53%) Monthly,
1/20/26 40,992 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 97,447 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.758% (JPY TONA +
0.53%) Monthly, 1/20/26 37,832 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 36,143 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 0.757% (JPY TONA +
0.53%) Monthly, 1/20/26 53,979 2 — 2
Morgan Stanley, Receive Underlying
Reference: SUMCO Monthly, Pay
Variable 0.757% (JPY TONA + 0.53%)
Monthly, 1/20/26 44,945 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.757% (JPY
TONA + 0.53%) Monthly, 1/20/26 49,275 (12) — (12)
UBS Investment Bank, Pay Underlying
Reference: Daiichi Sankyo Monthly,
Receive Variable (0.173)% (JPY TONA +
(0.40)%) Monthly, 1/20/26 110,375 (26) — (26)
UBS Investment Bank, Receive
Underlying Reference: Hoshizaki
Monthly, Pay Variable 0.577% (JPY
TONA + 0.35%) Monthly, 1/17/26 43,851 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.577% (JPY TONA +
0.35%) Monthly, 1/20/26 67,630 15 — 15
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.577% (JPY
TONA + 0.35%) Monthly, 1/17/26 77,431 14 — 14
Total Japan — (180)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: WPP Monthly, Pay Variable
5.334% (GBP SONIA + 0.38%) Monthly,
1/20/26 550 63 — 63
JPMorgan Chase, Receive Underlying
Reference: CVC Capital Partners
Monthly, Pay Variable 3.617% (EUR
ESTR + 0.35%) Monthly, 1/20/26 (EUR) 293 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Glencore Monthly, Receive
Variable 4.644% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 431 (3) — (3)
Total Jersey — 45

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Luxembourg 0.0%
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay
Variable 3.667% (EUR ESTR + 0.40%)
Monthly, 1/17/26 244 12 — 12
Morgan Stanley, Receive Underlying
Reference: Globant Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 300 (3) — (3)
Total Luxembourg — 9
Mexico 0.0%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 11.293%
(MXIBTIIE + 0.55%) Monthly, 1/19/26 130 1 — 1
Total Mexico — 1
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable 3.617% (EUR ESTR + 0.35%)
Monthly, 1/20/26 241 (6) — (6)
Bank of America, Receive Underlying
Reference: NXP Semiconductors
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 484 2 — 2
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 3.566% (EUR ESTR + 0.40%)
Monthly, 1/20/26 73 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 3.667% (EUR ESTR + 0.40%)
Monthly, 1/17/26 157 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Universal Music Group
Monthly, Receive Variable 2.917% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 675 35 — 35
UBS Investment Bank, Receive
Underlying Reference: ASR Nederland
Monthly, Pay Variable 3.665% (EUR
ESTR + 0.35%) Monthly, 1/20/26 234 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Koninklijke
Philips Monthly, Pay Variable 3.665%
(EUR ESTR + 0.35%) Monthly, 1/20/26 297 (56) — (56)
Total Netherlands — (32)
Norway 0.0%
JPMorgan Chase, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 5.030% (1M NOK NIBOR +
0.40%) Monthly, 1/20/26 4,249 6 — 6
Morgan Stanley, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 4.280% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 9,190 7 — 7
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 4.280% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 2,895 — — —
Total Norway — 13
Portugal (0.0)%
Goldman Sachs, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 3.560% (EUR
ESTR + 0.40%) Monthly, 1/20/26 108 — — —
Goldman Sachs, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 3.667% (EUR
ESTR + 0.40%) Monthly, 1/20/26 178 6 — 6
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 3.617% (EUR ESTR +
0.35%) Monthly, 1/20/26 334 (25) — (25)
Total Portugal — (19)
Spain 0.0%
JPMorgan Chase, Receive Underlying
Reference: Puig Brands, Class B
Monthly, Pay Variable 3.617% (EUR
ESTR + 0.35%) Monthly, 1/20/26 178 23 — 23
Total Spain — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Sweden (0.0)%
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 2.784% (1M SEK
STIBOR + (0.50)%) Monthly, 1/20/26 5,604 38 — 38
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 3.595% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,094 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Evolution Monthly, Receive
Variable 2.895% (1M SEK STIBOR +
(0.35)%) Monthly, 1/20/26 2,317 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: SKF, Class B Monthly,
Receive Variable 2.895% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 3,557 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 3.595% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 3,137 (22) — (22)
UBS Investment Bank, Receive
Underlying Reference: Essity, Class B
Monthly, Pay Variable 3.634% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,759 (18) — (18)
Total Sweden — (31)
Switzerland 0.1%
Bank of America, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable 0.599% (SARON +
(0.35)%) Monthly, 1/20/26 211 28 — 28
Bank of America, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.299% (SARON + 0.35%)
Monthly, 1/20/26 330 (3) — (3)
Citibank, Pay Underlying Reference:
SGS Monthly, Receive Variable 0.689%
(SARON + (0.257)%) Monthly, 1/17/26 10 — — —
Citigroup Global Markets, Pay
Underlying Reference: Geberit Monthly,
Receive Variable 0.525% (SARON +
(0.42)%) Monthly, 1/17/26 272 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citigroup Global Markets, Pay
Underlying Reference: SGS Monthly,
Receive Variable 0.689% (SARON +
(0.257)%) Monthly, 1/17/26 236 11 — 11
Goldman Sachs, Pay Underlying
Reference: Zurich Insurance Group
Monthly, Receive Variable 0.539%
(SARON + (0.41)%) Monthly, 1/20/26 2,203 62 — 62
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
1.239% (SARON + 0.29%) Monthly,
1/20/26 321 (20) — (20)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 1.349%
(SARON + 0.40%) Monthly, 1/20/26 296 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Nestle Monthly, Receive
Variable 0.539% (SARON + (0.41)%)
Monthly, 1/20/26 2,057 66 — 66
Morgan Stanley, Pay Underlying
Reference: Novartis Monthly, Receive
Variable 0.539% (SARON + (0.41)%)
Monthly, 1/20/26 232 18 — 18
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 0.539% (SARON + (0.41)%)
Monthly, 1/20/26 333 22 — 22
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.240% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 18 — — —
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 1.241% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 1,271 (38) — (38)
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.295% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 90 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.295% (SARON
+ 0.35%) Monthly, 1/20/26 447 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.296% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 23 — — —
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.297% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 25 — — —
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.298% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 16 — — —
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.298% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 8 — — —
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 1.299% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 14 — — —
Total Switzerland — 128
Taiwan (0.1)%
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 258 4 — 4
UBS Investment Bank, Receive
Underlying Reference: Taiwan
Semiconductor Manufacturing Monthly,
Pay Variable 5.326% (SOFR + 0.50%)
Monthly, 1/21/26 265 (9) — (9)
Total Taiwan — (5)
United Kingdom (0.0)%
Bank of America, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.304% (GBP SONIA + 0.35%)
Monthly, 1/20/26 17 (1) — (1)
Bank of America, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.304% (GBP SONIA + 0.35%) Monthly,
1/20/26 168 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable
4.647% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 811 62 — 62
Citibank, Pay Underlying Reference:
InterContinental Hotels Group Monthly,
Receive Variable 4.647% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 214 (7) — (7)
Citibank, Pay Underlying Reference:
JD Sports Fashion Monthly, Receive
Variable 4.647% (GBP SONIA +
(0.31)%) Monthly, 1/17/26 245 20 — 20
Citigroup Global Markets, Pay
Underlying Reference: Anglogold Ashanti
Monthly, Receive Variable 7.175% (1M
ZAR JIBOR + (0.75)%) Monthly, 1/21/26
(ZAR) 4,881 (25) — (25)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 5.334% (GBP SONIA + 0.38%)
Monthly, 1/17/26 612 9 — 9
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.334% (GBP SONIA + 0.38%) Monthly,
1/17/26 1,102 (71) — (71)
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.334% (GBP SONIA + 0.38%) Monthly,
1/20/26 367 (33) — (33)
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 5.334% (GBP SONIA +
0.38%) Monthly, 1/20/26 233 28 — 28
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 328 4 — 4
JPMorgan Chase, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable 4.604% (GBP SONIA +
(0.35)%) Monthly, 1/20/26 612 (83) — (83)
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.644% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 844 53 — 53

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.344% (GBP SONIA + 0.39%)
Monthly, 1/20/26 785 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: Rightmove Monthly, Pay
Variable 5.340% (GBP SONIA + 0.39%)
Monthly, 1/20/26 88 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Rightmove Monthly, Pay
Variable 5.344% (GBP SONIA + 0.39%)
Monthly, 1/20/26 165 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Shell Monthly, Pay Variable
5.344% (GBP SONIA + 0.39%) Monthly,
1/20/26 1,911 69 — 69
UBS Investment Bank, Receive
Underlying Reference: Anglo American
Monthly, Pay Variable 5.307% (GBP
SONIA + 0.35%) Monthly, 1/20/26 252 16 — 16
Total United Kingdom — (25)
United States 0.2%
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 747 (4) — (4)
Bank of America, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.536% (SOFR + (0.30)%)
Monthly, 1/20/26 353 19 — 19
Bank of America, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 407 (24) — (24)
Bank of America, Pay Underlying
Reference: iShares MSCI India ETF
Monthly, Receive Variable 4.536%
(SOFR + (0.30)%) Monthly, 1/20/26 2,030 82 — 82
Bank of America, Pay Underlying
Reference: Mondelez International,
Class A Monthly, Receive Variable
4.536% (SOFR + (0.30)%) Monthly,
1/20/26 111 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Solventum Monthly, Receive
Variable 4.536% (SOFR + (0.30)%)
Monthly, 1/20/26 251 (10) — (10)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 456 (22) — (22)
Bank of America, Pay Underlying
Reference: Walt Disney Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 235 (4) — (4)
Bank of America, Pay Underlying
Reference: Zoetis Monthly, Receive
Variable 4.536% (SOFR + (0.30)%)
Monthly, 1/20/26 723 51 — 51
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 302 9 — 9
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 272 (19) — (19)
Bank of America, Receive Underlying
Reference: Constellation Energy
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 336 (5) — (5)
Bank of America, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 268 (13) — (13)
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 481 (6) — (6)
Bank of America, Receive Underlying
Reference: Expand Energy Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 351 (5) — (5)
Bank of America, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 330 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 538 (32) — (32)
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 5.126% (SOFR + 0.30%)
Monthly, 1/20/26 78 (5) — (5)
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 237 (26) — (26)
Bank of America, Receive Underlying
Reference: McDonald's Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 527 (37) — (37)
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 579 (20) — (20)
Bank of America, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 5.133% (SOFR + 0.30%)
Monthly, 1/20/26 752 (37) — (37)
Bank of America, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 1 — — —
Bank of America, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 318 32 — 32
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 584 (26) — (26)
Bank of America, Receive Underlying
Reference: QUALCOMM Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 313 (21) — (21)
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.136% (SOFR +
0.30%) Monthly, 1/20/26 246 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 208 16 — 16
Bank of America, Receive Underlying
Reference: Tapestry Monthly, Pay
Variable 5.121% (SOFR + 0.30%)
Monthly, 1/20/26 320 (26) — (26)
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 315 (11) — (11)
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 553 15 — 15
Bank of America, Receive Underlying
Reference: Xcel Energy Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 1,033 53 — 53
Citibank, Pay Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Receive Variable 4.655% (SOFR +
(0.18)%) Monthly, 1/20/26 408 (4) — (4)
Citibank, Pay Underlying Reference:
Kraft Heinz Monthly, Receive Variable
4.655% (SOFR + (0.18)%) Monthly,
1/20/26 421 16 — 16
Citibank, Pay Underlying Reference:
MarketAxess Holdings Monthly, Receive
Variable 4.655% (SOFR + (0.18)%)
Monthly, 1/20/26 471 (22) — (22)
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
4.655% (SOFR + (0.18)%) Monthly,
1/20/26 522 (11) — (11)
Citibank, Pay Underlying Reference:
Palo Alto Networks Monthly, Receive
Variable 4.655% (SOFR + (0.18)%)
Monthly, 1/20/26 862 (10) — (10)
Citibank, Pay Underlying Reference:
Ralph Lauren Monthly, Receive Variable
4.655% (SOFR + (0.18)%) Monthly,
1/20/26 383 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 4.655% (SOFR + (0.18)%)
Monthly, 1/20/26 1,354 (18) — (18)
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 319 5 — 5
Citibank, Receive Underlying Reference:
Amgen Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 193 1 — 1
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 752 (50) — (50)
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 884 (13) — (13)
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 236 (4) — (4)
Citibank, Receive Underlying Reference:
IDEXX Laboratories Monthly, Pay
Variable 5.255% (SOFR + 0.42%)
Monthly, 1/20/26 667 (99) — (99)
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 5.255% (SOFR + 0.42%)
Monthly, 1/20/26 601 (68) — (68)
Citibank, Receive Underlying Reference:
Sherwin-Williams Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 556 (24) — (24)
Citibank, Receive Underlying Reference:
SiteOne Landscape Supply Monthly,
Pay Variable 5.255% (SOFR + 0.42%)
Monthly, 1/20/26 295 (10) — (10)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.255% (SOFR + 0.42%)
Monthly, 1/20/26 478 (63) — (63)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 285 16 — 16
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 559 (83) — (83)
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 739 (42) — (42)
Citibank, Receive Underlying Reference:
Verisk Analytics Monthly, Pay Variable
5.255% (SOFR + 0.42%) Monthly,
1/20/26 298 2 — 2
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 5.255%
(SOFR + 0.42%) Monthly, 1/20/26 175 12 — 12
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.536%
(SOFR + (0.30)%) Monthly, 1/20/26 537 6 — 6
Goldman Sachs, Pay Underlying
Reference: Baxter International Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 542 15 — 15
Goldman Sachs, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
4.536% (SOFR + (0.30)%) Monthly,
1/20/26 270 4 — 4
Goldman Sachs, Pay Underlying
Reference: Coinbase Global, Class
A Monthly, Receive Variable 4.536%
(SOFR + (0.30)%) Monthly, 1/20/26 66 6 — 6
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology ETF
Monthly, Receive Variable 4.098%
(SOFR + (0.738)%) Monthly, 1/20/26 240 10 — 10
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology ETF
Monthly, Receive Variable 4.198%
(SOFR + (0.638)%) Monthly, 1/20/26 31 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Medical
Devices ETF Monthly, Receive Variable
4.098% (SOFR + (0.738)%) Monthly,
1/20/26 267 3 — 3
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 657 3 — 3
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 5.504%
(SOFR + 0.67%) Monthly, 1/20/26 36,447 883 — 883
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 4.536% (SOFR + (0.30)%)
Monthly, 1/20/26 894 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: Synopsys Monthly, Receive
Variable 4.536% (SOFR + (0.30)%)
Monthly, 1/20/26 656 6 — 6
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 144 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 4.536% (SOFR +
(0.30)%) Monthly, 1/20/26 562 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Albemarle Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 262 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Amgen Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 554 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Amphenol, Class A Monthly,
Pay Variable 5.134% (SOFR + 0.30%)
Monthly, 1/20/26 740 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 1,549 (23) — (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: ANSYS Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 1,207 (33) — (33)
Goldman Sachs, Receive Underlying
Reference: Chevron Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 358 2 — 2
Goldman Sachs, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 850 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 574 (36) — (36)
Goldman Sachs, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 310 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 284 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Fastenal Monthly, Pay
Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 280 5 — 5
Goldman Sachs, Receive Underlying
Reference: Financial Select Sector
SPDR Fund Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 284 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Fortive Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 1,122 (88) — (88)
Goldman Sachs, Receive Underlying
Reference: KKR Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 414 7 — 7
Goldman Sachs, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
5.136% (SOFR + 0.30%) Monthly,
1/20/26 318 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 5.136% (SOFR + 0.30%)
Monthly, 1/20/26 481 17 — 17
JPMorgan Chase, Pay Underlying
Reference: ConocoPhillips Monthly,
Receive Variable 4.560% (SOFR +
(0.25)%) Monthly, 1/20/26 6 — — —
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 4.586% (SOFR +
(0.25)%) Monthly, 1/20/26 268 19 — 19
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.586% (SOFR +
(0.25)%) Monthly, 1/20/26 825 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 5.186% (SOFR +
0.35%) Monthly, 1/20/26 363 (30) — (30)
JPMorgan Chase, Receive Underlying
Reference: Autodesk Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 630 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Biogen Monthly, Pay Variable
5.186% (SOFR + 0.35%) Monthly,
1/20/26 538 (51) — (51)
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
5.179% (SOFR + 0.35%) Monthly,
1/20/26 52 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
5.179% (SOFR + 0.35%) Monthly,
1/20/26 402 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
5.183% (SOFR + 0.35%) Monthly,
1/20/26 52 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Corning Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 206 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 286 6 — 6
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 277 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 824 (42) — (42)
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 814 (45) — (45)
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Liquid High
Yield Index at Maturity, Pay Variable
4.896% (SOFR + 0.00%) at Maturity,
12/20/24 650 1 (4) 5
JPMorgan Chase, Receive Underlying
Reference: Marathon Oil Monthly, Pay
Variable 5.160% (SOFR + 0.35%)
Monthly, 1/20/26 6 — — —
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 309 (5) — (5)
JPMorgan Chase, Receive Underlying
Reference: Nutanix, Class A Monthly,
Pay Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 210 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: ON Semiconductor Monthly,
Pay Variable 5.186% (SOFR + 0.35%)
Monthly, 1/20/26 396 6 — 6
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 656 13 — 13
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 889 (61) — (61)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Adobe Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 677 41 — 41
Morgan Stanley, Pay Underlying
Reference: Baker Hughes Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 1,307 (60) — (60)
Morgan Stanley, Pay Underlying
Reference: BlackRock Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 636 18 — 18
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 267 5 — 5
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 1,163 34 — 34
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 923 23 — 23
Morgan Stanley, Pay Underlying
Reference: Dell Technologies, Class
C Monthly, Receive Variable 4.610%
(SOFR + (0.20)%) Monthly, 1/20/26 155 — — —
Morgan Stanley, Pay Underlying
Reference: Discover Financial Services
Monthly, Receive Variable 4.626%
(SOFR + (0.20)%) Monthly, 1/20/26 253 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Dominion Energy Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 264 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: DR Horton Monthly, Receive
Variable 4.629% (SOFR + (0.20)%)
Monthly, 1/20/26 336 35 — 35
Morgan Stanley, Pay Underlying
Reference: Edison International Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 1,026 34 — 34

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 1,007 48 — 48
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 1,272 69 — 69
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 506 15 — 15
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 467 7 — 7
Morgan Stanley, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable 4.610%
(SOFR + (0.20)%) Monthly, 1/20/26 155 2 — 2
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 329 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
4.626% (SOFR + (0.20)%) Monthly,
1/20/26 2,018 110 — 110
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
4.636% (SOFR + (0.20)%) Monthly,
1/20/26 402 46 — 46
Morgan Stanley, Pay Underlying
Reference: International Paper Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 3,199 (516) — (516)
Morgan Stanley, Pay Underlying
Reference: iShares U.S. Healthcare
Providers ETF Monthly, Receive Variable
4.006% (SOFR + (0.73)%) Monthly,
1/20/26 260 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 385 23 — 23
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 974 17 — 17
Morgan Stanley, Pay Underlying
Reference: Juniper Networks Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 389 2 — 2
Morgan Stanley, Pay Underlying
Reference: KLA Monthly, Receive
Variable 4.628% (SOFR + (0.20)%)
Monthly, 1/20/26 1,095 2 — 2
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 408 4 — 4
Morgan Stanley, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 1,880 53 — 53
Morgan Stanley, Pay Underlying
Reference: Lamb Weston Holdings
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 231 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Lennar, Class A Monthly,
Receive Variable 4.629% (SOFR +
(0.20)%) Monthly, 1/20/26 293 19 — 19
Morgan Stanley, Pay Underlying
Reference: Microchip Technology
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 1,111 30 — 30
Morgan Stanley, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 255 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: NRG Energy Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 248 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: PACCAR Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 254 6 — 6
Morgan Stanley, Pay Underlying
Reference: Phillips 66 Monthly, Receive
Variable 4.629% (SOFR + (0.20)%)
Monthly, 1/20/26 512 38 — 38
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 281 3 — 3
Morgan Stanley, Pay Underlying
Reference: PulteGroup Monthly, Receive
Variable 4.629% (SOFR + (0.20)%)
Monthly, 1/20/26 434 47 — 47
Morgan Stanley, Pay Underlying
Reference: PVH Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 325 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 912 104 — 104
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 751 (86) — (86)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Metals & Mining
ETF Monthly, Receive Variable 3.625%
(SOFR + (1.18)%) Monthly, 1/20/26 347 4 — 4
Morgan Stanley, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 318 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Super Micro Computer
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 451 177 — 177
Morgan Stanley, Pay Underlying
Reference: Sysco Corp Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 715 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 262 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 704 84 — 84
Morgan Stanley, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 270 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 1,290 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 4.636% (SOFR +
(0.20)%) Monthly, 1/20/26 987 57 — 57
Morgan Stanley, Pay Underlying
Reference: Utilities Select Sector SPDR
Fund Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 292 3 — 3
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary ETF Monthly, Receive
Variable 4.125% (SOFR + (0.58)%)
Monthly, 1/20/26 296 3 — 3
Morgan Stanley, Pay Underlying
Reference: Veeva Systems, Class
A Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 149 1 — 1
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 541 52 — 52
Morgan Stanley, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 4.627%
(SOFR + (0.20)%) Monthly, 1/20/26 2,192 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Vertex Pharmaceuticals
Monthly, Receive Variable 4.636%
(SOFR + (0.20)%) Monthly, 1/20/26 269 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.636% (SOFR + (0.20)%)
Monthly, 1/20/26 539 56 — 56
Morgan Stanley, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 5.220% (SOFR +
0.40%) Monthly, 1/20/26 78 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 178 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 433 (44) — (44)
Morgan Stanley, Receive Underlying
Reference: Albertsons Cos, Class A
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 186 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 504 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Altaba ESCROW Monthly,
Pay
Variable
5.236% (SOFR + 0.40%)
Monthly, 1/20/26 — 23 — 23
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 258 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Atmos Energy Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 529 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 1,301 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 1,749 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bath & Body Works Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 258 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Bio-Techne Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 273 — — —
Morgan Stanley, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 452 38 — 38
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 5.228% (SOFR + 0.40%)
Monthly, 1/20/26 171 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 5.229% (SOFR + 0.40%)
Monthly, 1/20/26 257 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 372 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 552 7 — 7
Morgan Stanley, Receive Underlying
Reference: Comcast, Class A Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 411 14 — 14
Morgan Stanley, Receive Underlying
Reference: Consumer Staples Select
Sector SPDR Fund Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 283 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 381 (21) — (21)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 573 (58) — (58)
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
5.220% (SOFR + 0.40%) Monthly,
1/20/26 144 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Endeavor Group Holdings,
Class A Monthly, Pay Variable 5.236%
(SOFR + 0.40%) Monthly, 1/20/26 1,631 9 — 9
Morgan Stanley, Receive Underlying
Reference: Entergy Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 1,146 181 — 181
Morgan Stanley, Receive Underlying
Reference: Evergy Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 733 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 590 16 — 16
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 377 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Frontier Communications
Parent Monthly, Pay Variable 5.236%
(SOFR + 0.40%) Monthly, 1/20/26 1,164 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: GoDaddy, Class A Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 974 21 — 21
Morgan Stanley, Receive Underlying
Reference: Industrial Select Sector
SPDR Fund Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 301 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 152 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 491 79 — 79
Morgan Stanley, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 301 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: iShares U.S. Transportation
ETF Monthly, Pay Variable 5.236%
(SOFR + 0.40%) Monthly, 1/20/26 249 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 464 15 — 15
Morgan Stanley, Receive Underlying
Reference: Kellanova Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 1,157 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 239 12 — 12
Morgan Stanley, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 793 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 211 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Kinder Morgan Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 689 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Marathon Petroleum
Monthly, Pay Variable 5.229% (SOFR +
0.40%) Monthly, 1/20/26 255 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class
A Monthly, Pay Variable 5.236% (SOFR
+ 0.40%) Monthly, 1/20/26 311 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 5.228% (SOFR + 0.40%)
Monthly, 1/20/26 319 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Materials Select Sector
SPDR Fund Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 293 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 5.228% (SOFR + 0.40%)
Monthly, 1/20/26 251 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 147 7 — 7
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 574 39 — 39
Morgan Stanley, Receive Underlying
Reference: Newmont Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 435 (81) — (81)
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 849 85 — 85
Morgan Stanley, Receive Underlying
Reference: Prologis Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 748 (54) — (54)
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 357 (37) — (37)
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 522 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 378 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 626 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.684% (SOFR +
0.85%) Monthly, 1/21/26 113 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Insurance ETF
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 285 (10) (1) (9)
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 5.221% (SOFR + 0.40%)
Monthly, 1/20/26 282 3 — 3
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 5.226% (SOFR + 0.40%)
Monthly, 1/20/26 86 1 — 1
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 5.227% (SOFR + 0.40%)
Monthly, 1/20/26 47 1 — 1
Morgan Stanley, Receive Underlying
Reference: Steel Dynamics Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 376 5 — 5
Morgan Stanley, Receive Underlying
Reference: Stericycle Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 1,183 8 — 8
Morgan Stanley, Receive Underlying
Reference: Texas Instruments Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 1,035 22 — 22
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 419 (39) — (39)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Uber Technologies Monthly,
Pay Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 506 (69) — (69)
Morgan Stanley, Receive Underlying
Reference: Ulta Beauty Monthly, Pay
Variable 5.236% (SOFR + 0.40%)
Monthly, 1/20/26 321 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Valero Energy Monthly,
Pay Variable 5.229% (SOFR + 0.40%)
Monthly, 1/20/26 254 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 316 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.236% (SOFR + 0.40%) Monthly,
1/20/26 522 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 193 3 — 3
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.236% (SOFR +
0.40%) Monthly, 1/20/26 277 5 — 5
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 5.585%
(SOFR + 0.75%) Monthly, 1/21/26 150 (4) — (4)
Total United States (5) 240
Total Bilateral Total Return Swaps (5) (477)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 10.65%, (BRL
CDI) at Maturity, 1/4/27 5,000 (43) 1 (44)
Total Brazil 1 (44)
Total Bilateral Interest Rate Swaps 1 (44)
Total Bilateral Swaps (142) (502)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (10) (19) 9
Total Australia 9
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,765 (231) (69) (162)
Total Canada (162)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 (6) 18 (24)
Total Oman (24)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 255 1 16 (15)
Total South Africa (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.2)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (49) (8) (41)
Protection Bought (Relevant Credit:
Gap), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 130 (1) 21 (22)
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 190 (26) (23) (3)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S33, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/24 1,290 (14) (17) 3
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/28 4,076 (327) (212) (115)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 1,418 (111) (76) (35)
Protection Bought (Relevant Credit:
NOVA Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 183 (24) (10) (14)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (4) (3) (1)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 599 (71) 2 (73)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 200 18 30 (12)
Total United States (313)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (505)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S42, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/29 490 46 47 (1)
Total Foreign/Europe (1)
Luxembourg (0.0)%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 25 3 2 1
Protection Sold (Relevant Credit:
Sempra Energy, Baa3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/29 642 (48) (45) (3)
Total Luxembourg (2)
United States 0.2%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 100 6 4 2
Protection Sold (Relevant Credit:
Carnival, B2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 105 — (8) 8
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 2,682 215 51 164
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 2,970 221 224 (3)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/27 927 20 7 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 2,580 58 59 (1)
Total United States 183
Total Centrally Cleared Credit Default Swaps,
Protection Sold 180
Interest Rate Swaps (0.1)%
Canada 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.297% Semi-Annually, Pay
Variable 3.840% (CORRA) Semi-
Annually, 6/14/29 4,699 48 — 48
30 Year Interest Rate Swap, Pay Fixed
3.236% Semi-Annually, Receive Variable
3.840% (CORRA) Semi-Annually,
6/15/54 1,136 (16) — (16)
Total Canada 32
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 1,958 (2) — (2)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 3 — 3
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 2 — 2
Total Czech Republic 9
Foreign/Europe (0.1)%
10 Year Interest Rate Swap, Pay Fixed
2.398% Annually, Receive Variable
2.920% (6M EURIBOR) Semi-Annually,
10/30/34 899 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/54 191 (17) — (17)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.155% (6M EURIBOR) Semi-Annually,
9/29/53 245 (48) — (48)
Total Foreign/Europe (63)
United States (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 3.752% Annually, Pay Variable
4.839% (SOFR) Annually, 10/19/26 17,026 (71) — (71)
Total United States (71)
Total Centrally Cleared Interest Rate Swaps (93)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (13) — (13)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (18) — (18)
Total Foreign/Europe (34)
United States 0.0%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.053% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/26/25 19,950 43 — 43

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.346% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/26/29 4,000 26 — 26
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 649 (2) — (2)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 621 (3) — (3)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 (1) — (1)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 3,200 (40) — (40)
Total United States 32
Total Centrally Cleared Zero-Coupon Inflation
Swaps (2)
Total Centrally Cleared Swaps (420)
Net payments (receipts) of variation margin to date 339
Variation margin receivable (payable) on centrally cleared swaps $ (81)
* Credit ratings as of October 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/4/24 USD 2,968 MYR 12,862 $ 31
Bank of America 11/4/24 ZAR 13,732 USD 777 2
Bank of America 11/5/24 INR 411,924 USD 4,921 (23)
Bank of America 11/5/24 PEN 10,351 USD 2,747 (4)
Bank of America 11/5/24 USD 4,899 INR 411,924 1
Bank of America 11/5/24 USD 2,748 PEN 10,351 5
Bank of America 11/8/24 CLP 130,441 USD 137 (1)
Bank of America 11/15/24 USD 864 PLN 3,446 4
Bank of America 12/3/24 MYR 4,676 USD 1,077 (8)
Bank of America 12/3/24 USD 2,746 PEN 10,351 4
Bank of America 12/6/24 MYR 3,863 USD 896 (13)
Bank of America 12/6/24 USD 598 MYR 2,601 4
Bank of America 1/17/25 USD 255 KZT 126,892 (1)
Barclays Bank 11/4/24 USD 13,440 CNH 93,723 276
Barclays Bank 11/4/24 USD 7,241 SGD 9,288 206
Barclays Bank 11/4/24 USD 4,942 TRY 171,694 (48)
Barclays Bank 11/5/24 USD 672 PLN 2,649 10
Barclays Bank 11/22/24 USD 312 GBP 240 3
Barclays Bank 12/3/24 TRY 171,694 USD 4,803 38
Barclays Bank 1/24/25 USD 309 JPY 45,731 4
Barclays Bank 3/14/25 USD 369 CNH 2,605 —
Barclays Bank 7/14/25 TRY 26,309 USD 572 27
BNP Paribas 11/4/24 BRL 14,321 USD 2,479 (2)
BNP Paribas 11/4/24 MYR 12,862 USD 3,084 (147)
BNP Paribas 11/4/24 USD 2,505 BRL 14,321 29
BNP Paribas 11/4/24 USD 3,184 THB 104,818 77
BNP Paribas 11/5/24 JPY 219,799 USD 1,432 15
BNP Paribas 11/22/24 USD 376 EUR 337 8
BNP Paribas 11/22/24 USD 1,387 GBP 1,070 7
BNP Paribas 12/3/24 BRL 14,321 USD 2,497 (30)
BNP Paribas 12/3/24 USD 1,438 JPY 219,799 (15)
BNY Mellon 11/4/24 USD 1,343 AUD 1,997 28
BNY Mellon 11/22/24 USD 328 GBP 245 12
BNY Mellon 12/13/24 USD 588 SGD 753 17
Canadian Imperial Bank
of Commerce 11/4/24 SGD 9,288 USD 7,015 20
Canadian Imperial Bank
of Commerce 11/4/24 USD 4,965 ZAR 87,829 (15)
Canadian Imperial Bank
of Commerce 11/4/24 ZAR 74,097 USD 4,297 (95)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 11/22/24 GBP 118 USD 154 $ (3)
Canadian Imperial Bank
of Commerce 12/3/24 USD 7,024 SGD 9,288 (21)
Canadian Imperial Bank
of Commerce 12/3/24 ZAR 87,829 USD 4,953 15
Citibank 11/5/24 USD 1,837 HUF 676,092 36
Citibank 11/5/24 USD 1,522 JPY 219,799 75
Citibank 11/15/24 USD 204 RSD 22,153 (1)
Citibank 12/6/24 USD 234 COP 962,935 18
Citibank 1/16/25 EGP 4,935 USD 96 1
Citibank 1/17/25 USD 60 IDR 929,208 1
Citibank 1/17/25 USD 275 PEN 1,037 —
Citibank 1/21/25 USD 168 RSD 17,934 1
Citibank 3/12/25 EGP 2,889 USD 51 4
Citibank 3/18/25 EGP 1,496 USD 27 2
Citibank 3/26/25 EGP 2,842 USD 53 1
Citibank 3/27/25 EGP 5,191 USD 95 3
Deutsche Bank 11/4/24 BRL 9,598 USD 1,721 (61)
Deutsche Bank 11/4/24 IDR 91,059,371 USD 5,798 2
Deutsche Bank 11/4/24 USD 1,661 BRL 9,598 2
Deutsche Bank 11/4/24 USD 1,941 CZK 44,959 9
Deutsche Bank 11/4/24 USD 5,790 IDR 91,059,371 (10)
Deutsche Bank 11/5/24 INR 411,924 USD 4,899 (1)
Deutsche Bank 11/5/24 USD 4,899 INR 411,924 1
Deutsche Bank 11/8/24 CLP 155,126 USD 164 (2)
Deutsche Bank 11/8/24 USD 482 CLP 457,071 7
Deutsche Bank 11/15/24 PLN 780 USD 195 —
Deutsche Bank 11/15/24 USD 653 PLN 2,580 8
Deutsche Bank 12/3/24 IDR 91,059,371 USD 5,782 9
Deutsche Bank 12/3/24 INR 411,924 USD 4,893 —
Deutsche Bank 12/3/24 USD 26 BRL 145 1
Deutsche Bank 12/6/24 COP 1,219,524 USD 283 (9)
Deutsche Bank 12/6/24 USD 89 COP 360,388 8
Deutsche Bank 1/17/25 KZT 145,120 USD 293 —
Deutsche Bank 1/17/25 RON 1,339 USD 291 1
Deutsche Bank 2/7/25 USD 164 CLP 155,126 2
Deutsche Bank 3/14/25 CNH 4,107 USD 581 1
Goldman Sachs 11/4/24 BRL 8,799 USD 1,585 (63)
Goldman Sachs 11/4/24 TWD 157,703 USD 4,917 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 11/4/24 USD 1,534 BRL 8,799 $ 13
Goldman Sachs 11/4/24 USD 2,009 GBP 1,539 24
Goldman Sachs 11/4/24 USD 1,073 NZD 1,763 20
Goldman Sachs 11/4/24 USD 9,861 TWD 315,405 10
Goldman Sachs 11/22/24 AUD 52 USD 35 —
Goldman Sachs 11/22/24 EUR 110 USD 123 (3)
Goldman Sachs 11/22/24 GBP 654 USD 865 (22)
Goldman Sachs 11/22/24 USD 335 EUR 300 9
Goldman Sachs 11/22/24 USD 256 GBP 195 4
Goldman Sachs 12/3/24 USD 4,926 TWD 157,702 (26)
Goldman Sachs 12/6/24 THB 12,892 USD 391 (8)
Goldman Sachs 12/6/24 USD 404 THB 13,757 (5)
Goldman Sachs 12/13/24 SGD 753 USD 588 (16)
Goldman Sachs 1/17/25 INR 3,359 USD 40 —
Goldman Sachs 1/17/25 USD 51 IDR 780,483 2
Goldman Sachs 1/17/25 USD 398 INR 33,506 1
Goldman Sachs 2/7/25 CLP 138,613 USD 145 (1)
HSBC Bank 11/4/24 GBP 1,539 USD 1,999 (14)
HSBC Bank 11/4/24 NZD 3,127 USD 1,972 (103)
HSBC Bank 11/4/24 TRY 27,899 USD 798 13
HSBC Bank 11/4/24 USD 815 NZD 1,364 (1)
HSBC Bank 11/15/24 PLN 2,177 USD 568 (25)
HSBC Bank 11/22/24 USD 754 EUR 675 19
HSBC Bank 12/3/24 NZD 1,364 USD 815 1
HSBC Bank 12/3/24 USD 1,999 GBP 1,539 14
HSBC Bank 12/6/24 MYR 2,541 USD 595 (14)
HSBC Bank 12/6/24 USD 586 MYR 2,511 12
HSBC Bank 12/6/24 USD 638 MYR 2,812 (5)
HSBC Bank 12/6/24 USD 615 PHP 34,604 21
HSBC Bank 1/17/25 CZK 13,125 USD 584 (19)
HSBC Bank 1/17/25 USD 25 IDR 385,554 1
HSBC Bank 1/24/25 MXN 1,005 USD 49 —
HSBC Bank 1/24/25 MXN 15,405 USD 779 (20)
HSBC Bank 1/24/25 USD 549 MXN 10,861 14
HSBC Bank 3/14/25 USD 188 CNH 1,325 —
JPMorgan Chase 11/4/24 BRL 2,061 USD 378 (22)
JPMorgan Chase 11/4/24 MXN 14,311 USD 738 (23)
JPMorgan Chase 11/4/24 THB 42,321 USD 1,262 (7)
JPMorgan Chase 11/4/24 USD 357 BRL 2,061 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/4/24 USD 322 THB 10,875 $ (1)
JPMorgan Chase 11/5/24 CLP 1,147,336 USD 1,211 (18)
JPMorgan Chase 11/8/24 CLP 272,433 USD 294 (10)
JPMorgan Chase 11/22/24 EUR 376 USD 418 (8)
JPMorgan Chase 11/22/24 GBP 127 USD 167 (3)
JPMorgan Chase 11/22/24 USD 504 EUR 452 12
JPMorgan Chase 11/22/24 USD 320 GBP 245 4
JPMorgan Chase 12/3/24 BRL 188 USD 32 —
JPMorgan Chase 12/3/24 THB 10,875 USD 322 1
JPMorgan Chase 12/3/24 USD 1,211 CLP 1,147,336 18
JPMorgan Chase 12/3/24 USD 1,134 KRW 1,565,489 (6)
JPMorgan Chase 12/3/24 USD 751 MYR 3,286 —
JPMorgan Chase 12/6/24 MYR 1,278 USD 291 1
JPMorgan Chase 1/17/25 USD 15 INR 1,307 —
JPMorgan Chase 1/17/25 USD 574 INR 48,447 (1)
JPMorgan Chase 3/4/25 EGP 4,400 USD 85 —
JPMorgan Chase 3/14/25 CNH 8,316 USD 1,202 (23)
Morgan Stanley 11/5/24 COP 9,513,544 USD 2,265 (116)
Morgan Stanley 11/5/24 PEN 10,351 USD 2,748 (5)
Morgan Stanley 11/5/24 USD 1,260 CLP 1,147,336 67
Morgan Stanley 11/5/24 USD 2,157 COP 9,513,544 9
Morgan Stanley 11/5/24 USD 2,749 PEN 10,351 7
Morgan Stanley 1/24/25 USD 805 NZD 1,325 12
NatWest Bank 11/4/24 NOK 26,440 USD 2,518 (114)
RBC Dominion
Securities 11/4/24 EUR 1,526 USD 1,657 3
RBC Dominion
Securities 11/4/24 IDR 14,086,471 USD 897 —
RBC Dominion
Securities 11/4/24 TWD 157,703 USD 4,931 (5)
RBC Dominion
Securities 11/4/24 USD 1,706 EUR 1,526 45
RBC Dominion
Securities 11/4/24 USD 906 IDR 14,086,471 9
RBC Dominion
Securities 11/4/24 USD 415 SEK 4,435 (1)
RBC Dominion
Securities 11/4/24 USD 4,972 TWD 157,702 46
RBC Dominion
Securities 12/3/24 SEK 4,435 USD 416 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 12/3/24 USD 1,659 EUR 1,526 $ (4)
RBC Dominion
Securities 3/14/25 USD 60 CNH 421 1
Societe Generale 11/8/24 USD 191 CLP 182,035 2
Societe Generale 11/8/24 USD 63 CLP 60,678 —
Societe Generale 1/17/25 KZT 126,892 USD 258 (2)
Societe Generale 1/17/25 USD 585 CZK 13,125 20
Standard Chartered 11/1/24 CAD 728 USD 540 (16)
Standard Chartered 11/1/24 USD 1,126 CAD 1,569 (1)
Standard Chartered 11/4/24 KRW 6,404,330 USD 4,643 —
Standard Chartered 11/4/24 USD 4,812 KRW 6,404,330 169
Standard Chartered 11/5/24 COP 9,513,544 USD 2,157 (9)
Standard Chartered 11/5/24 PHP 62,265 USD 1,113 (42)
Standard Chartered 11/5/24 USD 2,191 COP 9,513,544 43
Standard Chartered 12/2/24 CAD 1,569 USD 1,127 1
Standard Chartered 12/3/24 COP 9,513,544 USD 2,182 (42)
Standard Chartered 12/6/24 MYR 1,892 USD 442 (10)
State Street 11/1/24 CAD 841 USD 623 (19)
State Street 11/4/24 AUD 616 USD 424 (19)
State Street 11/4/24 CHF 4,059 USD 4,689 13
State Street 11/4/24 CNH 93,723 USD 13,143 21
State Street 11/4/24 CZK 118,438 USD 5,060 28
State Street 11/4/24 IDR 105,145,842 USD 6,958 (261)
State Street 11/4/24 ILS 16,147 USD 4,326 (3)
State Street 11/4/24 MXN 18,250 USD 926 (15)
State Street 11/4/24 SEK 4,435 USD 441 (24)
State Street 11/4/24 THB 73,372 USD 2,251 (76)
State Street 11/4/24 TRY 143,795 USD 4,068 110
State Street 11/4/24 USD 4,833 CHF 4,059 130
State Street 11/4/24 USD 2,162 CZK 48,579 75
State Street 11/4/24 USD 6,695 IDR 105,145,842 (3)
State Street 11/4/24 USD 4,360 ILS 16,146 37
State Street 11/4/24 USD 2,298 MXN 46,205 (10)
State Street 11/5/24 HUF 118,434 USD 314 2
State Street 11/5/24 HUF 818,310 USD 2,302 (122)
State Street 11/5/24 PLN 8,401 USD 2,198 (99)
State Street 11/5/24 USD 1,433 PLN 5,752 (4)
State Street 11/8/24 CLP 30,696 USD 33 (1)
State Street 11/8/24 USD 31 CLP 27,851 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/15/24 PLN 2,662 USD 688 $ (24)
State Street 11/15/24 USD 21 PLN 81 1
State Street 11/22/24 AUD 36 USD 25 (1)
State Street 11/22/24 EUR 56 USD 62 (1)
State Street 11/22/24 GBP 435 USD 565 (4)
State Street 11/22/24 USD 933 EUR 839 20
State Street 11/22/24 USD 487 GBP 372 8
State Street 12/3/24 MXN 46,205 USD 2,286 9
State Street 12/3/24 PLN 5,752 USD 1,432 3
State Street 12/3/24 USD 892 BRL 4,978 34
State Street 12/3/24 USD 4,704 CHF 4,059 (13)
State Street 12/3/24 USD 13,169 CNH 93,723 (21)
State Street 12/3/24 USD 5,063 CZK 118,438 (28)
State Street 12/3/24 USD 313 HUF 118,434 (2)
State Street 12/3/24 USD 4,329 ILS 16,146 2
State Street 12/6/24 THB 1,559 USD 47 (1)
State Street 12/6/24 USD 13 COP 54,394 1
State Street 12/13/24 MXN 7,768 USD 385 —
State Street 1/17/25 INR 9,720 USD 115 —
State Street 1/17/25 USD 587 IDR 9,247,718 —
State Street 1/24/25 AUD 235 USD 157 (2)
State Street 1/24/25 CAD 49 USD 36 —
State Street 1/24/25 USD 298 CAD 411 2
State Street 1/24/25 USD 13 CZK 291 —
Toronto-Dominion Bank 11/4/24 USD 2,412 NOK 26,440 9
Toronto-Dominion Bank 12/3/24 NOK 26,440 USD 2,413 (9)
Toronto-Dominion Bank 1/24/25 USD 21 CAD 29 —
UBS Investment Bank 11/4/24 AUD 1,381 USD 907 2
UBS Investment Bank 11/4/24 BRL 5,039 USD 909 (37)
UBS Investment Bank 11/4/24 KRW 6,404,330 USD 4,619 25
UBS Investment Bank 11/4/24 MXN 13,644 USD 679 2
UBS Investment Bank 11/4/24 USD 872 BRL 5,039 1
UBS Investment Bank 11/4/24 USD 1,066 CZK 24,900 (4)
UBS Investment Bank 11/4/24 USD 4,643 KRW 6,404,330 —
UBS Investment Bank 11/5/24 USD 702 HUF 260,652 7
UBS Investment Bank 11/5/24 USD 1,070 PHP 62,265 (1)
UBS Investment Bank 11/8/24 CLP 138,940 USD 149 (5)
UBS Investment Bank 11/22/24 AUD 750 USD 515 (22)
UBS Investment Bank 11/22/24 USD 843 AUD 1,250 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 11/22/24 USD 257 AUD 392 $ (1)
UBS Investment Bank 11/22/24 USD 68 EUR 63 —
UBS Investment Bank 12/3/24 BRL 310 USD 56 (3)
UBS Investment Bank 12/3/24 PHP 62,265 USD 1,070 (2)
UBS Investment Bank 12/3/24 USD 908 AUD 1,381 (2)
UBS Investment Bank 12/3/24 USD 4,625 KRW 6,404,330 (37)
UBS Investment Bank 12/6/24 USD 941 THB 32,635 (29)
UBS Investment Bank 1/17/25 IDR 9,247,718 USD 588 (1)
UBS Investment Bank 1/17/25 INR 1,577 USD 19 —
UBS Investment Bank 1/17/25 USD 187 INR 15,731 —
UBS Investment Bank 1/17/25 USD 266 KRW 349,320 11
UBS Investment Bank 1/17/25 USD 257 ZAR 4,544 1
UBS Investment Bank 1/24/25 USD 230 JPY 34,134 3
UBS Investment Bank 1/24/25 USD 254 MXN 5,058 5
UBS Investment Bank 3/14/25 USD 563 CNH 3,965 1
Wells Fargo 11/4/24 BRL 7,054 USD 1,221 (1)
Wells Fargo 11/4/24 USD 1,238 BRL 7,054 19
Wells Fargo 11/22/24 USD 296 EUR 270 2
Wells Fargo 12/3/24 BRL 8,151 USD 1,432 (28)
Wells Fargo 12/3/24 USD 326 BRL 1,808 15
Wells Fargo 12/6/24 USD 589 COP 2,533,701 19
Wells Fargo 1/17/25 USD 286 PEN 1,075 1
Wells Fargo 1/24/25 NZD 35 USD 21 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 56

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 55 CAC40 Index contracts 11/24 4,404 $ (157)
Long, 64 Hang Seng Index contracts 11/24 8,377 (143)
Long, 507 OMX Swedish Index contracts 11/24 12,059 (206)
Short, 3 DAX Performance Index contracts 12/24 (1,562) 6
Short, 32 Euro BOBL contracts 12/24 (4,113) 4
Long, 35 Euro BTP contracts 12/24 4,551 7
Long, 40 Euro BUND contracts 12/24 5,735 (63)
Long, 10 Euro BUXL thirty year bond contracts 12/24 1,440 (51)
Long, 7 Euro OAT contracts 12/24 949 (7)
Short, 307 Euro SCHATZ contracts 12/24 (35,578) 39
Short, 109 Euro STOXX contracts 12/24 (5,731) 146
Short, 226 FTSE 100 Index contracts 12/24 (23,683) 734
Long, 8 FTSE MIB Index contracts 12/24 1,483 28
Long, 126 Mini ten year JGB contracts 12/24 11,942 (23)
Short, 83 MSCI World Index contracts 12/24 (9,650) (74)
Long, 6 Republic of South Korea ten year bond
contracts 12/24 505 (6)
Long, 29 Russell 2000 E-Mini Index contracts 12/24 3,202 18
Long, 102 S&P 500 E-Mini Index Consumer
Staples Sector contracts 12/24 8,296 (380)
Short, 79 S&P 500 E-Mini Index contracts 12/24 (22,667) 458
Short, 52 S&P 500 E-Mini Index Energy Sector
contracts 12/24 (4,851) 44
Long, 74 S&P 500 E-Mini Index Health Care
Sector contracts 12/24 11,042 (742)
Long, 3 S&P 500 E-Mini Index Industrial Sector
contracts 12/24 406 8
Short, 6 S&P 500 E-Mini Index Materials Sector
contracts 12/24 (598) (3)
Short, 65 S&P 500 E-Mini Index Real Estate Select
Sector contracts 12/24 (3,452) 165
Short, 6 S&P 500 E-Mini Index Technology Sector
contracts 12/24 (1,354) 68
Short, 164 S&P 500 Micro E-Mini Index contracts 12/24 (4,706) 122
Short, 53 S&P/ASX 200 Index contracts 12/24 (7,124) 26
Short, 58 S&P/TSX 60 Index contracts 12/24 (12,058) (103)
Long, 77 TOPIX Index contracts 12/24 13,655 685
Short, 33 TOPIX Mini Index contracts 12/24 (585) 3
Short, 6 U.S. Treasury Long Bond contracts 12/24 (708) 13
Short, 95 U.S. Treasury Notes five year contracts 12/24 (10,187) 226

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 17 U.S. Treasury Notes ten year contracts 12/24 1,878 $ (12)
Short, 67 U.S. Treasury Notes two year contracts 12/24 (13,798) 141
Net payments (receipts) of variation margin to date (343)
Variation margin receivable (payable) on open futures contracts $ 628

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 5,230++
Totals $ —# $ — $ 5,230+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 107,256  ¤  ¤ $ 95,436
Total $ 95,436^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $5,230 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $95,436.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $295,028) $ 302,463
Cash deposits on futures contracts 8,547
Unrealized gain on bilateral swaps 4,756
Unrealized gain on forward currency exchange contracts 2,335
Interest and dividends receivable 1,849
Cash deposits on centrally cleared swaps 1,606
Cash 1,579
Restricted cash pledged for bilateral derivatives 1,534
Receivable for investment securities sold 1,141
Variation margin receivable on futures contracts 628
Bilateral swap premiums paid 64
Foreign currency (cost $62) 61
Due from affiliates 14
Receivable for shares sold 1
Other assets 39
Total assets 326,617
Liabilities
Payable for investment securities purchased 5,826
Unrealized loss on bilateral swaps 5,258
Obligation to return securities lending collateral 2,990
Unrealized loss on forward currency exchange contracts 2,279
Options written (premiums $984) 1,334
Investment management fees payable 260
Bilateral swap premiums received 206
Variation margin payable on centrally cleared swaps 81
Payable for shares redeemed 26
Other liabilities 67
Total liabilities 18,327
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 308,290

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (39,378)
Paid-in capital applicable to 31,973,049 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 347,668
NET ASSETS $ 308,290
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $18,761; Shares outstanding: 1,930,364) $ 9.72
I Class
(Net assets: $289,529; Shares outstanding: 30,042,685) $ 9.64

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $35) $ 10,889
Dividend (net of foreign taxes of $29) 5,928
Securities lending 23
Total income 16,840
Expenses
Investment management 3,060
Shareholder servicing
Investor Class $ 48
I Class 7 55
Prospectus and shareholder reports
Investor Class 9
I Class 9 18
Custody and accounting 275
Legal and audit 129
Registration 60
Directors 1
Waived / paid by Price Associates (325)
Total expenses 3,273
Net investment income 13,567

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $12) 12,008
Futures (4,148)
Swaps 1,812
Options written (6,538)
Forward currency exchange contracts (2,779)
Foreign currency transactions (30)
Net realized gain 325
Change in net unrealized gain / loss
Securities 11,049
Futures (1,836)
Swaps (3,300)
Options written (215)
Forward currency exchange contracts (670)
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 5,026
Net realized and unrealized gain / loss 5,351
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,918

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,567 $ 13,614
Net realized gain (loss) 325 (19,149)
Change in net unrealized gain / loss 5,026 20,792
Increase in net assets from operations 18,918 15,257
Distributions to shareholders
Net earnings
Investor Class (1,251) (819)
I Class (17,605) (10,195)
Decrease in net assets from distributions (18,856) (11,014)
Capital share transactions
*
Shares sold
Investor Class 3,409 5,588
I Class 9,274 7,608
Distributions reinvested
Investor Class 1,246 811
I Class 17,503 10,060
Shares redeemed
Investor Class (11,964) (23,164)
I Class (14,109) (54,526)
Increase (decrease) in net assets from capital
share transactions 5,359 (53,623)
Net Assets
Increase (decrease) during period 5,421 (49,380)
Beginning of period 302,869 352,249
End of period $ 308,290 $ 302,869
*Share information (000s)
Shares sold
Investor Class 355 586
I Class 970 802
Distributions reinvested
Investor Class 135 87
I Class 1,913 1,087
Shares redeemed
Investor Class (1,241) (2,433)
I Class (1,481) (5,702)
Increase (decrease) in shares outstanding 651 (5,573)

T. ROWE PRICE Multi-Strategy Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks strong, long-term risk-adjusted returns. The fund has two classes of shares: the Multi-
Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such

T. ROWE PRICE Multi-Strategy Total Return Fund

earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a

T. ROWE PRICE Multi-Strategy Total Return Fund

single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust

T. ROWE PRICE Multi-Strategy Total Return Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Multi-Strategy Total Return Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 47,954 $ — $ 47,954
Bank Loans — 32,095 3,883 35,978
Common Stocks 25,643 15,188 214 41,045
Convertible Bonds — 3,093 2 3,095
Convertible Preferred Stocks 575 — 504 1,079
Corporate Bonds — 62,403 198 62,601
Non-U.S. Government
Mortgage-Backed Securities — 2,046 97 2,143
Preferred Stocks — 555 289 844
Private Investment Company
2
— — — 78
Short-Term Investments 92,446 11,222 — 103,668
Securities Lending Collateral 2,990 — — 2,990
Options Purchased — 988 — 988
Total Securities 121,654 175,544 5,187 302,463
Swaps* — 5,104 — 5,104
Forward Currency Exchange
Contracts — 2,335 — 2,335
Futures Contracts* 2,941 — — 2,941
Total $ 124,595 $ 182,983 $ 5,187 $ 312,843
Liabilities
Options Written $ — $ 1,334 $ — $ 1,334
Swaps* — 6,168 — 6,168
Forward Currency Exchange
Contracts — 2,279 — 2,279
Futures Contracts* 1,970 — — 1,970
Total $ 1,970 $ 9,781 $ — $ 11,751
1
Includes Asset-Backed Securities, Government Bonds, Municipal Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/
loss on Level 3 instruments held at October 31, 2024, totaled $(67,000) for the year ended October 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
10/31/24
Investment in
Securities
Bank Loans $ 1,081 $ 4 $ 3,71 2 $ (503) $ 198 $ (609) $ 3,88 3
Common
Stocks 174 40 — — — — 214
Convertible
Bonds — — 2 — — — 2
Convertible
Preferred
Stocks 389 (82) 197 — — — 504
Corporate
Bonds — 9 189 — — — 198
Non-U.S.
Government
Mortgage-
Backed
Securities — — 100 (3) — — 97
Preferred
Stocks — (6) 295 — — — 289
Total $ 1,644 $ (35) $ 4,49 5 $ (506) $ 198 $ (609) $ 5,18 7

T. ROWE PRICE Multi-Strategy Total Return Fund

an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 78
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 1,263
Foreign exchange derivatives Forwards, Securities^ 2,340
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 266
Equity derivatives Bilateral Swaps, Futures, Securities^ 7,421
^
,*
Total $ 11,368
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 80
Interest rate derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Futures 359
Foreign exchange derivatives Forwards, Options Written 2,286
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 789
Commodity derivatives Bilateral Swaps 25
Equity derivatives Bilateral Swaps and Premiums,
Futures, Options Written 8,212
Total $ 11,751
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 53 $ 53
Interest rate
derivatives (295) 18 713 — (60) 376
Foreign
exchange
derivatives (248) 58 — (2,779) — (2,969)
Credit
derivatives (74) 514 — — (909) (469)
Equity
derivatives (378) (7,128) (4,861) — 2,805 (9,562)
Commodity
derivatives — — — — (77) (77)
Total $ (995) $ (6,538) $ (4,148) $ (2,779) $ 1,812 $ (12,648)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (20) $ (20)
Interest rate
derivatives 337 — (1,258) — (912) (1,833)
Foreign
exchange
derivatives 1 (4) — (670) — (673)
Credit
derivatives (24) (4) — — (350) (378)
Equity
derivatives 53 (207) (578) — (2,002) (2,734)
Commodity
derivatives — — — — (16) (16)
Total $ 367 $ (215) $ (1,836) $ (670) $ (3,300) $ (5,654)
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, cash of $10,153,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Multi-Strategy Total Return Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 409 $ (482) $ (73) $ — $ —
Barclays Bank 752 (49) 703 (898) —
BNP Paribas 136 (194) (58) 60 2
BNY Mellon 57 — 57 — 57
Canadian Imperial
Bank of Commerce 35 (134) (99) — —
Citibank 643 (630) 13 — 13
Citigroup Global
Markets 20 (32) (12) — —
Deutsche Bank 51 (83) (32) — —
Goldman Sachs 1,366 (962) 404 — 404
HSBC Bank 95 (201) (106) — —
JPMorgan Chase 202 (552) (350) 270 —
Morgan Stanley 3,166 (4,134) (968) 754 —
NatWest Bank — (114) (114) — —
RBC Dominion
Securities 109 (10) 99 — 99
Societe Generale 22 (2) 20 — 20
Standard Chartered 213 (120) 93 — 93
State Street 498 (753) (255) 270 15
Toronto-Dominion
Bank 9 (9) — — —
UBS Investment
Bank 236 (532) (296) 180 —
Wells Fargo 69 (29) 40 — 40
Total $ 8,088 $ (9,022)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 15% and 42% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and

T. ROWE PRICE Multi-Strategy Total Return Fund

net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31,
2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 51% and 93% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined

T. ROWE PRICE Multi-Strategy Total Return Fund

terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 38% and 68% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE Multi-Strategy Total Return Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2024, the notional amount of protection sold by the fund totaled $12,449,000 (4.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Multi-Strategy Total Return Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 101%
and 151% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Multi-Strategy Total Return Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a

T. ROWE PRICE Multi-Strategy Total Return Fund

result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $2,881,000; the value of cash collateral and related investments was $2,990,000.

T. ROWE PRICE Multi-Strategy Total Return Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $234,848,000 and $262,507,000, respectively, for the year ended
October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 18,856 $ 11,014

T. ROWE PRICE Multi-Strategy Total Return Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 294,173
Unrealized appreciation $ 19,876
Unrealized depreciation (13,400)
Net unrealized appreciation (depreciation) $ 6,476
($000s)
Undistributed ordinary income $ 18,664
Net unrealized appreciation (depreciation) 6,476
Loss carryforwards and deferrals (64,518)
Total distributable earnings (loss) $ (39,378)

T. ROWE PRICE Multi-Strategy Total Return Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,113,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2024, expenses
Investor
Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(45) $(280)

T. ROWE PRICE Multi-Strategy Total Return Fund

incurred pursuant to these service agreements were $124,000 for Price
Associates and $33,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, approximately 92% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE Multi-Strategy Total Return Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Multi-Strategy Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Multi-
Strategy Total Return Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund,
Inc. (the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Multi-Strategy Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $651,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $394,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $9,016,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1112-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024